UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $195,703)
WPE International Cooperatief UA 10.375%, 09/30/2020		200,000	$184,000	0.43
			184,000	0.43
Barbados (Cost $326,512)
Columbus International, Inc. 11.500%, 11/20/2014		300,000	334,500	0.78
			334,500	0.78
Brazil (Cost $3,023,034)
Banco do Brasil S.A. 8.500%, 12/29/2049		100,000	118,000	0.28
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	300,000	176,159	0.41
Brasil Foods S.A. 5.875%, 06/06/2022		200,000	221,000	0.52
Braskem Finance Ltd. 5.750%, 04/15/2021		200,000	210,000	0.49
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	185,055	0.43
JBS Finance II Ltd. 8.250%, 01/29/2018		200,000	216,000	0.50
Marfrig Holding Europe B.V. 9.875%, 07/24/2017(2)		300,000	295,500	0.69
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		200,000	182,000	0.42
Marfrig Overseas Ltd. 9.500%, 05/04/2020		300,000	285,750	0.67
Minerva Luxembourg S.A. 12.250%, 02/10/2022		200,000	244,000	0.57
Minerva Luxembourg S.A. 7.750%, 01/31/2023(2)		300,000	307,500	0.72
Odebrecht Finance Ltd. 6.000%, 04/05/2023		200,000	229,000	0.53
OGX Austria GmbH 8.500%, 06/01/2018		200,000	186,500	0.43
OSX 3 Leasing B.V. 9.250%, 03/20/2015(2)		200,000	206,500	0.48
			3,062,964	7.14
Chile (Cost $906,918)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		100,000	111,000	0.26
Banco Santander Chile 6.500%, 09/22/2020	CLP	50,000,000	105,315	0.24
Cencosud S.A. 5.500%, 01/20/2021		150,000	162,492	0.38
Cencosud S.A. 4.875%, 01/20/2023		200,000	204,889	0.48
Inversiones Alsacia S.A. 8.000%, 08/18/2018		140,334	141,036	0.33
Telefonica Chile S.A. 3.875%, 10/12/2022		200,000	199,831	0.47
			924,563	2.16
China (Cost $5,385,838)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		200,000	222,500	0.52
Agile Property Holdings Ltd. 8.875%, 04/28/2017		100,000	105,000	0.25
Central China Real Estate Ltd. 12.250%, 10/20/2015		100,000	109,250	0.25
CFG Investment S.A.C. 9.750%, 07/30/2019		200,000	167,000	0.39
China Automation Group Ltd. 7.750%, 04/20/2016		200,000	192,363	0.45
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015		60,000	30,000	0.07
China Liansu Group Holdings Ltd. 7.875%, 05/13/2016		200,000	206,000	0.48
China Oriental Group Co. Ltd. 8.000%, 08/18/2015		100,000	101,250	0.24
China Overseas Finance Cayman II Ltd. 5.500%, 11/10/2020		100,000	111,484	0.26
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		200,000	225,000	0.52
Country Garden Holdings Co. Ltd. 11.250%, 04/22/2017		100,000	111,250	0.26
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		200,000	225,500	0.53
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023(2)		200,000	203,240	0.47
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		200,000	230,432	0.54
Evergrande Real Estate Group Ltd. 7.500%, 01/19/2014	CNH	1,000,000	162,233	0.38
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		100,000	107,250	0.25
Evergrande Real Estate Group Ltd. 9.250%, 01/19/2016	CNH	1,000,000	161,142	0.38
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(2)		200,000	200,000	0.47
Fosun International Ltd. 7.500%, 05/12/2016		200,000	205,000	0.48
Franshion Development Ltd. 6.750%, 04/15/2021		200,000	214,700	0.50

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Fufeng Group Ltd. 7.625%, 04/13/2016		200,000	$198,000	0.46
Gemdale International Investment Ltd. 7.125%, 11/16/2017		200,000	203,205	0.47
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		100,000	75,250	0.18
Hyva Global B.V. 8.625%, 03/24/2016		200,000	194,000	0.45
KWG Property Holding Ltd. 13.250%, 03/22/2017		200,000	231,380	0.54
Lonking Holdings Ltd. 8.500%, 06/03/2016		200,000	201,000	0.47
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		100,000	107,745	0.25
Shimao Property Holdings Ltd. 11.000%, 03/08/2018		200,000	224,664	0.52
Sino-Forest Corp. 5.000%, 08/01/2013(2)(3)		14,000	1,951	—
Sino-Forest Corp. 5.000%, 08/01/2013(3)		7,000	976	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)		62,000	8,680	0.02
Sino-Forest Corp. 10.250%, 07/28/2014(2)(3)		20,000	2,800	0.01
Sino-Forest Corp. 4.250%, 12/15/2016(2)(3)		113,000	15,749	0.04
Sino-Forest Corp. 6.250%, 10/21/2017(2)(3)		132,000	18,480	0.04
Sino-Forest Corp. 6.250%, 10/21/2017(3)		120,000	16,800	0.04
Sunac China Holdings Ltd. 12.500%, 10/16/2017		200,000	222,885	0.52
West China Cement Ltd. 7.500%, 01/25/2016		200,000	194,500	0.45
Yuzhou Properties Co. 13.500%, 12/15/2015		100,000	109,000	0.25
			5,317,659	12.40
Colombia (Cost $572,781)
Bancolombia S.A. 5.125%, 09/11/2022		150,000	155,250	0.36
Grupo Aval Ltd. 4.750%, 09/26/2022		200,000	203,500	0.47
Gruposura Finance 5.700%, 05/18/2021		200,000	226,500	0.53
			585,250	1.36
Croatia (Cost $116,229)
Zagrebacki Holding D.O.O. 5.500%, 07/10/2017	EUR	100,000	112,697	0.26
			112,697	0.26
Czech Republic (Cost $509,667)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	270,000	384,937	0.90
EP Energy A.S. 5.875%, 11/01/2019	EUR	100,000	144,266	0.33
			529,203	1.23
Hong Kong (Cost $424,720)
Nord Anglia Education UK Holdings PLC 10.250%, 04/01/2017		200,000	221,500	0.52
Pacnet Ltd. 9.250%, 11/09/2015		200,000	208,500	0.48
			430,000	1.00
India (Cost $1,058,702)
Bank of Baroda 6.625%, 05/25/2022		100,000	103,564	0.24
Bharat Petroleum Corp. Ltd. 4.625%, 10/25/2022		200,000	205,562	0.48
ICICI Bank Ltd. 5.750%, 11/16/2020		100,000	108,566	0.25
Reliance Holdings USA, Inc. 6.250%, 10/19/2040		250,000	283,712	0.66
Vedanta Resources Jersey Ltd. 5.500%, 07/13/2016		200,000	206,400	0.48
Vedanta Resources PLC 8.250%, 06/07/2021		200,000	230,000	0.54
			1,137,804	2.65
Indonesia (Cost $507,196)
Bumi Investment Pte Ltd. 10.750%, 10/06/2017		100,000	85,000	0.20
GT 2005 BONDS B.V. 8.000%, 07/21/2014		100,000	100,000	0.23
Indo Energy Finance II B.V. 6.375%, 01/24/2023(2)		200,000	204,000	0.48
Indosat Palapa Co. B.V. 7.375%, 07/29/2020		100,000	112,500	0.26
			501,500	1.17

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel (Cost $1,289,540)
Altice Financing S.A. 7.875%, 12/15/2019		400,000	$429,600	1.00
Altice Finco S.A. 9.875%, 12/15/2020		400,000	438,000	1.02
Israel Electric Corp. Ltd. 6.700%, 02/10/2017		200,000	221,000	0.52
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		200,000	225,000	0.52
			1,313,600	3.06
Jamaica (Cost $1,308,483)
Digicel Group Ltd. 10.500%, 04/15/2018		400,000	446,000	1.04
Digicel Group Ltd. 8.250%, 09/30/2020		800,000	892,000	2.08
			1,338,000	3.12
Kazakhstan (Cost $1,853,004)
ATF Bank JSC 9.000%, 05/11/2016		200,000	196,270	0.46
BTA Bank JSC 5.500%, 12/21/2022(2)		10,284	7,250	0.02
Development Bank of Kazakhstan JSC 6.500%, 06/03/2020		150,000	169,200	0.39
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		200,000	204,500	0.47
Kazkommertsbank JSC 8.500%, 04/16/2013		200,000	200,600	0.47
Kazkommertsbank JSC 8.500%, 05/11/2018		700,000	678,300	1.58
Zhaikmunai L.P. Via Zhaikmunai International B.V. 7.125%, 11/13/2019		400,000	429,000	1.00
			1,885,120	4.39
Kuwait (Cost $105,251)
Kuwait Projects Co. 9.375%, 07/15/2020		100,000	129,750	0.30
			129,750	0.30
Latvia (Cost $268,607)
Bite Finance International B.V., FRN 7.748%, 02/15/2018(2)	EUR	200,000	270,202	0.63
			270,202	0.63
Malaysia (Cost $208,308)
IOI Investment L Bhd. 4.375%, 06/27/2022		200,000	208,246	0.49
			208,246	0.49
Mexico (Cost $3,988,232)
Alpek S.A. de C.V. 4.500%, 11/20/2022		200,000	206,500	0.48
America Movil S.A.B. de C.V. 6.450%, 12/05/2022	MXN	2,000,000	165,467	0.39
America Movil S.A.B. de C.V. 6.125%, 03/30/2040		100,000	124,151	0.29
BBVA Bancomer S.A. 6.750%, 09/30/2022		150,000	174,750	0.41
Cemex Espana Luxembourg 9.250%, 05/12/2020		800,000	860,000	2.00
Cemex Finance LLC 9.375%, 10/12/2022		400,000	452,000	1.05
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		300,000	324,000	0.75
Comision Federal de Electricidad 5.750%, 02/14/2042		200,000	222,000	0.52
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022		200,000	204,700	0.48
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020		100,000	104,000	0.24
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/2017		150,000	156,750	0.37
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		100,000	97,000	0.23
Grupo Televisa S.A.B. 8.500%, 03/11/2032		100,000	142,988	0.33
Mexichem S.A.B. de C.V. 6.750%, 09/19/2042		200,000	223,000	0.52
NII Capital Corp. 8.875%, 12/15/2019		100,000	84,000	0.20
Petroleos Mexicanos 7.650%, 11/24/2021	MXN	2,100,000	184,158	0.43
RDS Ultra-Deepwater Ltd. 11.875%, 03/15/2017		100,000	112,500	0.26
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022		250,000	208,125	0.48
			4,046,089	9.43
Mongolia (Cost $400,378)
Mongolian Mining Corp. 8.875%, 03/29/2017		200,000	205,000	0.48

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mongolia - (continued)
Trade & Development Bank of Mongolia LLC 8.500%, 09/20/2015		200,000	$200,528	0.47
			405,528	0.95
Nigeria (Cost $430,139)
Afren PLC 11.500%, 02/01/2016		200,000	233,000	0.54
Afren PLC 10.250%, 04/08/2019		200,000	236,000	0.55
			469,000	1.09
Panama (Cost $200,000)
Sable International Finance Ltd. 8.750%, 02/01/2020		200,000	227,000	0.53
			227,000	0.53
Paraguay (Cost $369,600)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016		150,000	164,438	0.38
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		200,000	217,000	0.51
			381,438	0.89
Peru (Cost $310,987)
BBVA Banco Continental S.A. 5.000%, 08/26/2022		100,000	107,500	0.25
Corp. Azucarera del Peru S.A. 6.375%, 08/02/2022		100,000	107,500	0.25
Southern Copper Corp. 6.750%, 04/16/2040		100,000	116,984	0.27
			331,984	0.77
Philippines (Cost $239,420)
Petron Corp. 7.000%, 11/10/2017	PHP	10,000,000	257,577	0.60
			257,577	0.60
Poland (Cost $1,222,000)
Eileme 2 AB 11.625%, 01/31/2020		200,000	235,500	0.55
Eileme 2 AB 11.750%, 01/31/2020	EUR	200,000	315,009	0.73
Koleje Mazowieckie Finance AB 6.750%, 03/09/2016	EUR	125,000	172,271	0.40
PKO Finance AB 4.630%, 09/26/2022		200,000	208,550	0.49
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	250,000	367,455	0.86
			1,298,785	3.03
Qatar (Cost $239,393)
CBQ Finance Ltd. 7.500%, 11/18/2019		100,000	123,000	0.29
Nakilat, Inc. 6.267%, 12/31/2033		94,881	116,786	0.27
			239,786	0.56
Russian Federation (Cost $4,363,435)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		200,000	217,000	0.50
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		200,000	213,750	0.50
CEDC Finance Corp. International, Inc. 8.875%, 12/01/2016	EUR	200,000	164,294	0.38
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018(2)		200,000	200,900	0.47
Evraz Group S.A. 9.500%, 04/24/2018		100,000	115,801	0.27
Gazprom Neft OAO Via GPN Capital S.A. 4.375%, 09/19/2022		200,000	200,800	0.47
Novatek OAO via Novatek Finance Ltd. 4.422%, 12/13/2022		200,000	200,250	0.47
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		200,000	212,000	0.49
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022		200,000	200,000	0.47
Russian Standard Bank Via Russian Standard Finance S.A. 10.750%, 04/10/2018		200,000	215,000	0.50

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Sberbank of Russia Via SB Capital S.A. 5.125%, 10/29/2022		200,000	$201,000	0.47
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		200,000	205,800	0.48
Tinkoff Credit Systems Via TCS Finance Ltd. 10.750%, 09/18/2015		400,000	419,000	0.98
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		200,000	212,770	0.49
TNK-BP Finance S.A. 7.875%, 03/13/2018		100,000	120,750	0.28
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		100,000	118,750	0.28
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		400,000	458,000	1.07
VimpelCom Holdings B.V. 7.504%, 03/01/2022		400,000	456,000	1.06
VTB Bank OJSC Via VTB Capital S.A. 6.551%, 10/13/2020		100,000	110,600	0.26
VTB Bank OJSC Via VTB Capital S.A. 6.950%, 10/17/2022		200,000	211,600	0.49
			4,454,065	10.38
Saudi Arabia (Cost $216,519)
Saudi Electricity Global Sukuk Co. 4.211%, 04/03/2022		200,000	215,000	0.50
			215,000	0.50
Singapore (Cost $849,527)
MMI International Ltd. 8.000%, 03/01/2017		400,000	412,000	0.96
Noble Group Ltd. 6.750%, 01/29/2020		100,000	108,750	0.26
Yanlord Land Group Ltd. 9.500%, 05/04/2017		100,000	104,250	0.24
Yanlord Land Group Ltd. 10.625%, 03/29/2018		200,000	216,000	0.50
			841,000	1.96
South Africa (Cost $1,146,960)
African Bank Ltd. 8.125%, 02/24/2017		200,000	222,000	0.52
Edcon Pty Ltd., FRN 3.433%, 06/15/2014	EUR	260,000	340,672	0.79
Edcon Pty Ltd. 9.500%, 03/01/2018		150,000	150,000	0.35
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	100,000	149,222	0.35
Sappi Papier Holding GmbH 8.375%, 06/15/2019		200,000	226,000	0.53
Standard Bank PLC 8.125%, 12/02/2019		100,000	118,483	0.27
			1,206,377	2.81
South Korea (Cost $299,551)
Korea Gas Corp. 6.250%, 01/20/2042		200,000	258,512	0.60
Shinhan Bank 6.819%, 09/20/2036		100,000	110,030	0.26
			368,542	0.86
Turkey (Cost $890,610)
Akbank T.A.S. 5.000%, 10/24/2022		200,000	208,858	0.49
Tupras Turkiye Petrol Rafinerileri A.S. 4.125%, 05/02/2018		200,000	201,000	0.47
Turkiye Halk Bankasi A.S. 3.875%, 02/05/2020(2)		200,000	196,638	0.46
Yapi ve Kredi Bankasi A.S. 4.000%, 01/22/2020(2)		200,000	198,250	0.46
Yuksel Insaat A.S. 9.500%, 11/10/2015		100,000	79,900	0.18
			884,646	2.06
Ukraine (Cost $1,624,326)
Avangardco Investments Public Ltd. 10.000%, 10/29/2015		100,000	100,875	0.23
DTEK Finance B.V. 9.500%, 04/28/2015		100,000	103,000	0.24
Metinvest B.V. 10.250%, 05/20/2015		400,000	423,000	0.99
MHP S.A. 10.250%, 04/29/2015		600,000	630,000	1.47
Mriya Agro Holding PLC 10.950%, 03/30/2016		200,000	204,500	0.48
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	187,000	0.43
			1,648,375	3.84

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (Cost $3,411,320)
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	2,100,000	$594,609	1.39
Dana Gas Sukuk Ltd. 7.500%, 10/31/2049		200,000	175,836	0.41
DP World Ltd. 6.850%, 07/02/2037		350,000	402,500	0.94
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	700,000	949,320	2.21
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	500,000	793,000	1.85
Jafz Sukuk Ltd. 7.000%, 06/19/2019		200,000	230,000	0.54
MAF Global Securities Ltd. 5.250%, 07/05/2019		200,000	217,000	0.50
Pyrus Ltd. 7.500%, 12/20/2015		200,000	243,600	0.57
			3,605,865	8.41
Total Debt Securities (Cost $38,262,890)			39,146,115	91.24

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Kazakhstan (Cost $214,500)
BTA Bank JSC GDR (Registered)		7,399	$7,355	0.02
			7,355	0.02
Total Equity Securities (Cost $214,500)			7,355	0.02

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 08/23/2014		186,955	$15,891	0.04
			15,891	0.04
Total Warrants (Cost $3,926)			15,891	0.04

Total Investments (Total Cost $38,481,316)			39,169,361	91.30

Other Assets Less Liabilities			3,733,646	8.70

Net Assets			$42,903,007	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

At January 31, 2013, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/06/2013	Chase Manhattan Bank London	Euro	198,000	United States Dollar	268,798	$55
02/15/2013	Union Bank of Switzerland - London	Colombian Peso	10,113,000	United States Dollar	5,600	89
02/21/2013	Deutsche Bank London	United States Dollar	814,801	British Pound	505,786	12,713
02/21/2013	Barclays Wholesale GTS	United States Dollar	103,336	Euro	77,372	(1,731)
02/21/2013	Chase Manhattan Bank London	United States Dollar	268,821	Euro	198,000	(54)
02/21/2013	Deutsche Bank London	United States Dollar	3,088,430	Euro	2,338,708	(87,428)
03/04/2013	Barclays Wholesale GTS	Brazilian Real	195,573	United States Dollar	92,575	5,313
03/04/2013	Union Bank of Switzerland - London	Brazilian Real	136,897	United States Dollar	65,376	3,144
03/04/2013	Barclays Wholesale GTS	United States Dollar	78,228	Brazilian Real	166,235	(4,975)
03/04/2013	Union Bank of Switzerland - London	United States Dollar	79,201	Brazilian Real	166,235	(4,003)

Total						$(76,877)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock	$—	$7,355	$—	$7,355
Corporate Bonds	—	36,813,579	—	36,813,579
Corporate Convertible Bonds	—	468,677	—	468,677
Government Bonds	—	287,200	—	287,200
Financial Certificates	—	1,215,445	—	1,215,445
Index Linked Corporate Bonds	—	361,214	—	361,214
Warrants	—	15,891	—	15,891

Total Investments	$—	$39,169,361	$—	$39,169,361

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$21,314	$—	$21,314
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(98,191)	—	(98,191)

Total Other Financial Instruments	$—	$(76,877)	$—	$(76,877)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At January 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$38,481,316

Gross tax appreciation of investments	$1,419,197
Gross tax depreciation of investments	(731,152)

Net tax appreciation of investments	$688,045

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $6,749,731)
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	2,910,000	$1,665,905	1.84
Brazil Letras do Tesouro Nacional 8.023%, 01/01/2015(2)	BRL	2,750,000	1,190,157	1.31
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2016	BRL	950,000	1,201,601	1.33
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2020	BRL	1,480,000	1,968,525	2.17
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2050	BRL	570,000	885,903	0.98
			6,912,091	7.63
Chile (Cost $289,841)
Chile (Rep of) 5.500%, 08/05/2020	CLP	131,000,000	309,975	0.34
			309,975	0.34
Colombia (Cost $3,724,278)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,036,000,000	701,050	0.77
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,941,000,000	1,365,930	1.51
Colombia (Rep of) 4.375%, 03/21/2023	COP	632,000,000	362,488	0.40
Colombia (Rep of) 9.850%, 06/28/2027	COP	586,000,000	507,111	0.56
Colombian TES 10.000%, 07/24/2024	COP	656,000,000	515,811	0.57
Colombian TES 7.500%, 08/26/2026	COP	1,095,000,000	730,983	0.80
			4,183,373	4.61
Ghana (Cost $290,834)
Ghana (Rep of) 24.000%, 05/25/2015	GHS	40,000	24,233	0.03
Ghana (Rep of) 21.000%, 10/26/2015	GHS	500,000	291,936	0.32
			316,169	0.35
Hungary (Cost $4,011,456)
Hungary (Rep of) 7.750%, 08/24/2015	HUF	425,270,000	2,081,754	2.30
Hungary (Rep of) 6.750%, 11/24/2017	HUF	274,260,000	1,324,246	1.46
Hungary (Rep of) 7.000%, 06/24/2022	HUF	184,000,000	893,821	0.98
			4,299,821	4.74
India (Cost $191,915)
India (Rep of) 8.330%, 07/09/2026	INR	10,000,000	192,813	0.21
			192,813	0.21
Malaysia (Cost $4,239,742)
Malaysia (Rep of) 4.012%, 09/15/2017	MYR	1,700,000	565,278	0.62
Malaysia (Rep of) 3.314%, 10/31/2017	MYR	3,350,000	1,081,499	1.19
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	2,039,000	693,484	0.77
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	2,400,000	774,048	0.86
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	2,330,000	782,016	0.86
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	400,000	138,493	0.15
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	535,000	186,493	0.21
			4,221,311	4.66
Mexico (Cost $3,732,901)
Mexican Bonos 8.500%, 05/31/2029	MXN	2,500,000	253,831	0.28
Mexican Bonos 7.750%, 05/29/2031	MXN	4,300,000	407,627	0.45
Mexican Bonos 10.000%, 11/20/2036	MXN	14,350,000	1,677,188	1.85
Mexican Bonos 8.500%, 11/18/2038	MXN	10,700,000	1,102,184	1.22
Mexican Bonos 7.750%, 11/13/2042	MXN	8,000,000	764,827	0.84
			4,205,657	4.64

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria (Cost $2,073,792)
Nigeria (Fed Rep of) 16.390%, 01/27/2022	NGN	19,500,000	$159,636	0.18
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	48,000,000	373,157	0.41
Nigeria Treasury Bill 12.314%, 03/21/2013(2)	NGN	20,000,000	125,378	0.14
Nigeria Treasury Bill 14.521%, 03/28/2013(2)	NGN	70,000,000	437,194	0.48
Nigeria Treasury Bill 12.139%, 04/04/2013(2)	NGN	53,000,000	330,222	0.37
Nigeria Treasury Bill 16.487%, 04/11/2013(2)	NGN	27,800,000	172,862	0.19
Nigeria Treasury Bill 15.775%, 04/25/2013(2)	NGN	23,800,000	147,507	0.16
Nigeria Treasury Bill 13.152%, 05/09/2013(2)	NGN	31,000,000	191,616	0.21
Nigeria Treasury Bill 16.966%, 08/08/2013(2)	NGN	34,500,000	208,135	0.23
			2,145,707	2.37
Peru (Cost $1,070,048)
Peru (Rep of) 8.600%, 08/12/2017	PEN	710,000	345,179	0.38
Peru (Rep of) 7.840%, 08/12/2020	PEN	999,000	487,228	0.54
Peru (Rep of) 8.200%, 08/12/2026	PEN	387,000	210,128	0.23
Peru (Rep of) 6.950%, 08/12/2031	PEN	530,000	258,776	0.29
			1,301,311	1.44
Philippines (Cost $522,132)
Philippines (Rep of) 3.900%, 11/26/2022	PHP	13,000,000	343,493	0.38
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	312,154	0.34
			655,647	0.72
Poland (Cost $4,475,431)
Poland (Rep of) 3.000%, 08/24/2016	PLN	3,840,000	1,683,477	1.86
Poland (Rep of) 5.750%, 10/25/2021	PLN	670,000	247,565	0.27
Poland (Rep of) 5.750%, 09/23/2022	PLN	4,510,000	1,679,797	1.85
Poland (Rep of) 2.750%, 08/25/2023	PLN	800,000	328,506	0.36
Poland (Rep of) 4.000%, 10/25/2023	PLN	1,620,000	527,553	0.58
Poland (Rep of) 5.750%, 04/25/2029	PLN	990,000	383,881	0.43
			4,850,779	5.35
Romania (Cost $1,100,985)
Romania (Rep of) 5.850%, 07/28/2014	RON	1,520,000	471,261	0.52
Romania (Rep of) 5.800%, 10/26/2015	RON	1,460,000	452,866	0.50
Romania (Rep of) 5.900%, 07/26/2017	RON	760,000	237,184	0.26
			1,161,311	1.28
Russian Federation (Cost $12,926,449)
Russian Federal Bond - OFZ 7.350%, 01/20/2016	RUB	9,740,000	336,780	0.37
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	18,430,000	630,484	0.70
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	78,790,000	2,759,173	3.04
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	95,372,000	3,331,613	3.68
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	47,810,000	1,689,216	1.86
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	86,887,000	3,065,885	3.38
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	19,700,000	702,680	0.78
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	22,280,000	794,336	0.88
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	12,071,000	446,308	0.49
			13,756,475	15.18
South Africa (Cost $10,144,914)
South Africa (Rep of) 13.500%, 09/15/2015	ZAR	5,330,000	712,833	0.79
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	9,050,000	1,111,869	1.23
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	14,410,000	1,764,910	1.95
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	18,770,000	2,232,768	2.46
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	6,800,000	966,967	1.07
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	17,650,000	1,805,825	1.99
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	4,010,000	358,299	0.39
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,420,000	401,572	0.44

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	2,800,000	$326,115	0.36
			9,681,158	10.68
Thailand (Cost $2,839,652)
Thailand (Rep of) 3.625%, 05/22/2015	THB	2,500,000	85,076	0.10
Thailand (Rep of) 3.250%, 06/16/2017	THB	11,000,000	370,292	0.41
Thailand (Rep of) 5.125%, 03/13/2018	THB	13,100,000	477,893	0.53
Thailand (Rep of) 3.450%, 03/08/2019	THB	2,500,000	84,344	0.09
Thailand (Rep of) 3.875%, 06/13/2019	THB	7,000,000	241,558	0.27
Thailand (Rep of) 1.200%, 07/14/2021	THB	15,000,000	534,346	0.59
Thailand (Rep of) 3.650%, 12/17/2021	THB	6,000,000	202,546	0.22
Thailand (Rep of) 5.500%, 03/13/2023	THB	1,700,000	65,853	0.07
Thailand (Rep of) 3.625%, 06/16/2023	THB	5,785,000	193,248	0.21
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	193,168	0.21
Thailand (Rep of) 3.580%, 12/17/2027	THB	6,100,000	194,140	0.22
Thailand (Rep of) 5.670%, 03/13/2028	THB	1,000,000	39,591	0.04
Thailand (Rep of) 3.775%, 06/25/2032	THB	8,000,000	252,706	0.28
			2,934,761	3.24
Turkey (Cost $3,857,581)
Turkey (Rep of) 9.000%, 05/21/2014	TRY	1,147,000	962,166	1.06
Turkey (Rep of) 4.000%, 04/01/2020	TRY	741,000	620,281	0.69
Turkey (Rep of) 3.000%, 02/23/2022	TRY	3,770,000	2,666,546	2.94
			4,248,993	4.69
Uruguay (Cost $1,662,872)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	6,200,000	601,076	0.66
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	2,699,000	259,523	0.29
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	6,150,000	427,938	0.47
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	4,270,000	387,016	0.43
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	1,800,000	94,015	0.10
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	98,757	0.11
			1,868,325	2.06
Total Debt Securities (Cost $63,904,554)			67,245,677	74.19

Short-Term Investments
Landesbank Hessen-Thuerin, Time Deposit 0.160%, 02/01/2013		7,000,000	7,000,000	7.72

Total Short-Term Investments (Cost $7,000,000)			7,000,000	7.72

Total Investments in Securities (Cost $70,904,554)			74,245,677	81.91

Fully Funded Total Return Swaps

India (Cost $3,556,829)
India (Rep of), Issued by Credit Suisse, 7.830%, 04/11/2018	INR	11,000,000	205,751	0.23
India (Rep of), Issued by HSBC 7.490%, 04/16/2017	INR	4,960,000	92,033	0.10
India (Rep of), Issued by HSBC 7.830%, 04/11/2018	INR	15,440,000	288,800	0.32
India (Rep of), Issued by Standard Chartered, 7.800%, 04/11/2021	INR	41,000,000	762,202	0.84

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
India - (continued)
India (Rep of), Issued by Standard Chartered, 7.830%, 04/11/2018	INR	47,300,000	$903,457	1.00
India (Rep of), Issued by Standard Chartered, 8.190%, 01/16/2020	INR	45,000,000	855,296	0.94
India (Rep of), Issued by Standard Chartered, 8.330%, 07/09/2026	INR	23,000,000	443,470	0.49
			3,551,009	3.92
Indonesia (Cost $5,338,252)
Indonesia (Rep of), Issued by Barclays, 9.500%, 07/15/2031	IDR	2,932,000,000	400,761	0.44
Indonesia (Rep of), Issued by Credit Suisse, 9.500%, 06/15/2015	IDR	1,500,000,000	170,958	0.19
Indonesia (Rep of), Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	259,462	0.29
Indonesia (Rep of), Issued by Deutsche Bank, 11.500%, 09/15/2019	IDR	10,536,000,000	1,464,919	1.62
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	3,200,000,000	437,393	0.48
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	320,226	0.35
Indonesia (Rep of), Issued by HSBC, 9.500%, 07/15/2031	IDR	2,350,000,000	321,210	0.35
Indonesia (Rep of), Issued by HSBC, 9.500%, 07/15/2031	IDR	5,200,000,000	635,724	0.70
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	3,500,000,000	432,436	0.48
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	4,900,000,000	734,678	0.81
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 06/15/2032	IDR	2,900,000,000	354,538	0.39
			5,532,305	6.10
Total Fully Funded Total Return Swaps (Cost $8,895,081)			9,083,314	10.02

Total Investments (Total Cost $79,799,635)			83,328,991	91.93

Other Assets Less Liabilities			7,316,990	8.07

Net Assets			$90,645,981	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

At January 31, 2013, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2013	Barclays Wholesale GTS	Brazilian Real	184,545	United States Dollar	90,000	$2,636
02/04/2013	Barclays Wholesale GTS	Brazilian Real	122,910	United States Dollar	60,000	1,697
02/04/2013	Morgan Stanley & Co. International	Brazilian Real	2,441,642	United States Dollar	1,190,000	35,629
02/04/2013	Union Bank of Switzerland	Brazilian Real	3,005,965	United States Dollar	1,440,000	68,902
02/04/2013	Bank of America Los Angeles	United States Dollar	359,443	Brazilian Real	738,116	(11,069)
02/04/2013	Goldman Sachs Intl Ltd. London	United States Dollar	240,000	Brazilian Real	491,784	(6,860)
02/04/2013	HSBC Bank PLC	United States Dollar	359,390	Brazilian Real	738,116	(11,121)
02/04/2013	HSBC Bank PLC	United States Dollar	543,427	Brazilian Real	1,106,689	(12,097)
02/04/2013	Morgan Stanley & Co. International	United States Dollar	1,100,000	Brazilian Real	2,251,150	(30,008)
02/04/2013	Union Bank of Switzerland	United States Dollar	210,000	Brazilian Real	429,208	(5,449)
02/08/2013	CSFB Global Foreign Exchange London	Russian Ruble	37,399,239	United States Dollar	1,231,129	13,438
02/11/2013	Deutsche Bank London	Indian Rupee	56,581,600	United States Dollar	1,070,000	(8,532)
02/11/2013	Chase Manhattan Bank London	United States Dollar	240,173	Indian Rupee	13,364,412	(10,543)
02/11/2013	Standard Chartered London	United States Dollar	54,533	Indian Rupee	2,995,505	(1,662)
02/11/2013	Standard Chartered London	United States Dollar	735,785	Indian Rupee	40,221,683	(18,772)
02/14/2013	Union Bank of Switzerland	Thai Baht	42,345,119	United States Dollar	1,388,456	30,404
02/15/2013	Bank of America Los Angeles	Colombian Peso	289,298,250	United States Dollar	162,454	310
02/15/2013	HSBC Bank PLC	Colombian Peso	1,076,400,000	United States Dollar	604,200	1,401
02/15/2013	HSBC Bank PLC	Colombian Peso	460,000,000	United States Dollar	258,936	(132)
02/15/2013	Barclays Wholesale GTS	Indonesian Rupiah	1,958,000,000	United States Dollar	200,000	666
02/15/2013	Union Bank of Switzerland	Indonesian Rupiah	4,629,704,918	United States Dollar	471,313	3,163
02/15/2013	Deutsche Bank London	Korean Won	1,216,115,180	United States Dollar	1,114,271	1,982
02/15/2013	Deutsche Bank London	Korean Won	169,680,000	United States Dollar	160,000	(4,253)
02/15/2013	Union Bank of Switzerland	Korean Won	150,618,748	United States Dollar	140,000	(1,749)
02/15/2013	Chase Manhattan Bank London	Mexican Peso	13,683,784	United States Dollar	1,021,330	53,345
02/15/2013	Deutsche Bank London	Mexican Peso	9,471,463	United States Dollar	722,000	21,855
02/15/2013	Deutsche Bank London	Mexican Peso	1,700,000	United States Dollar	133,718	(206)
02/15/2013	Deutsche Bank London	Mexican Peso	888,136	United States Dollar	70,000	(249)
02/15/2013	Union Bank of Switzerland	Mexican Peso	1,300,000	United States Dollar	102,209	(112)
02/15/2013	Deutsche Bank London	Peruvian Neuevo Sol	720,476	United States Dollar	279,352	(443)
02/15/2013	Union Bank of Switzerland	Philippine Peso	3,629,647	United States Dollar	88,412	774
02/15/2013	Deutsche Bank London	United States Dollar	77,727	Colombian Peso	137,235,675	516
02/15/2013	Union Bank of Switzerland	United States Dollar	350,000	Colombian Peso	621,950,000	80
02/15/2013	Union Bank of Switzerland	United States Dollar	1,475,871	Colombian Peso	2,665,053,900	(23,534)
02/15/2013	Chase Manhattan Bank London	United States Dollar	100,000	Indonesian Rupiah	996,500,000	(2,126)
02/15/2013	Standard Chartered London	United States Dollar	1,424,188	Korean Won	1,536,413,928	13,938
02/15/2013	Deutsche Bank London	United States Dollar	1,220,000	Mexican Peso	15,524,866	733
02/15/2013	Deutsche Bank London	United States Dollar	250,000	Mexican Peso	3,174,725	669
02/15/2013	Union Bank of Switzerland	United States Dollar	176,753	Mexican Peso	2,260,000	(739)
02/22/2013	Barclays Wholesale GTS	Malaysian Ringgit	392,470	United States Dollar	130,000	(3,861)
02/22/2013	Citibank London	Malaysian Ringgit	2,888,855	United States Dollar	950,000	(21,525)
02/22/2013	Deutsche Bank London	Malaysian Ringgit	699,776	United States Dollar	227,222	(2,315)
02/22/2013	Deutsche Bank London	United States Dollar	47,186	Malaysian Ringgit	144,400	776
02/22/2013	HSBC Bank PLC	United States Dollar	546,426	Malaysian Ringgit	1,659,551	13,048
02/22/2013	HSBC Bank PLC	United States Dollar	398,630	Malaysian Ringgit	1,217,136	7,443
02/22/2013	Deutsche Bank London	United States Dollar	2,107,896	Taiwan Dollar	61,069,950	40,792
02/28/2013	ING Bank Amsterdam	Polish Zloty	782,365	United States Dollar	251,011	1,418
02/28/2013	Union Bank of Switzerland	Polish Zloty	17,842,539	United States Dollar	5,721,330	35,542
02/28/2013	Barclays Wholesale GTS	South African Rand	5,283,881	United States Dollar	587,000	1,617
02/28/2013	Union Bank of Switzerland	South African Rand	817,400	United States Dollar	89,801	1,256
02/28/2013	Deutsche Bank London	Turkish Lira	3,238,428	United States Dollar	1,825,845	9,384
02/28/2013	Deutsche Bank London	Turkish Lira	3,192,660	United States Dollar	1,800,000	9,292
02/28/2013	Deutsche Bank London	Turkish Lira	1,419,302	United States Dollar	799,399	4,925

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2013	Deutsche Bank London	Turkish Lira	476,448	United States Dollar	269,602	$403
02/28/2013	HSBC Bank PLC	United States Dollar	18,865	Romanian Leu	61,819	(208)
02/28/2013	Barclays Wholesale GTS	United States Dollar	29,479	Russian Ruble	916,201	(914)
02/28/2013	Barclays Wholesale GTS	United States Dollar	1,788,791	Russian Ruble	54,259,410	(11,130)
02/28/2013	Deutsche Bank London	United States Dollar	338,586	South African Rand	3,054,732	(1,707)
02/28/2013	HSBC Bank PLC	United States Dollar	205,561	South African Rand	1,850,655	(600)
02/28/2013	HSBC Bank PLC	United States Dollar	101,007	South African Rand	913,975	(808)
02/28/2013	HSBC Bank PLC	United States Dollar	188,561	South African Rand	1,706,213	(1,509)
02/28/2013	HSBC Bank PLC	United States Dollar	330,114	South African Rand	2,987,066	(2,642)
02/28/2013	Union Bank of Switzerland	United States Dollar	337,976	South African Rand	3,054,732	(2,317)
03/04/2013	Barclays Wholesale GTS	Brazilian Real	65,623	United States Dollar	30,881	1,964
03/04/2013	Union Bank of Switzerland	Brazilian Real	65,623	United States Dollar	31,265	1,580
03/04/2013	Union Bank of Switzerland	United States Dollar	92,000	Brazilian Real	183,245	282
03/11/2013	Barclays Wholesale GTS	Indian Rupee	7,704,900	United States Dollar	140,000	3,778
03/11/2013	Chase Manhattan Bank London	Indian Rupee	76,888,000	United States Dollar	1,400,000	34,780
03/11/2013	Barclays Wholesale GTS	United States Dollar	346,046	Indian Rupee	18,717,952	(3,244)
03/11/2013	Barclays Wholesale GTS	United States Dollar	900,000	Indian Rupee	49,632,300	(26,171)
03/11/2013	Standard Chartered London	United States Dollar	445,331	Indian Rupee	24,000,000	(2,525)
03/11/2013	Standard Chartered London	United States Dollar	163,443	Indian Rupee	9,000,000	(4,503)
03/11/2013	Standard Chartered London	United States Dollar	204,104	Indian Rupee	11,264,495	(6,099)
03/11/2013	Standard Chartered London	United States Dollar	835,490	Indian Rupee	45,974,925	(22,432)
03/15/2013	Barclays Wholesale GTS	Mexican Peso	570,582	United States Dollar	44,268	419
03/15/2013	Chase Manhattan Bank London	Mexican Peso	62,589,736	United States Dollar	4,793,651	108,252
03/15/2013	Chase Manhattan Bank London	Mexican Peso	1,361,929	United States Dollar	106,324	339
03/15/2013	Goldman Sachs Intl Ltd. London	Peruvian Neuevo Sol	803,556	United States Dollar	315,863	(4,595)
03/15/2013	Citibank London	Philippine Peso	45,506,892	United States Dollar	1,110,000	8,128
03/15/2013	Union Bank of Switzerland	United States Dollar	122,365	Chilean Peso	58,133,335	(199)
03/15/2013	Bank of America Los Angeles	United States Dollar	1,310,000	Mexican Peso	16,634,301	7,235
03/15/2013	Barclays Wholesale GTS	United States Dollar	670,000	Mexican Peso	8,505,944	3,832
03/15/2013	Deutsche Bank London	United States Dollar	420,000	Mexican Peso	5,357,940	377
03/18/2013	Barclays Wholesale GTS	Korean Won	723,161,140	United States Dollar	667,677	(4,802)
03/18/2013	Barclays Wholesale GTS	Malaysian Ringgit	1,414,065	United States Dollar	465,000	(11,225)
03/18/2013	Deutsche Bank London	Malaysian Ringgit	5,944,875	United States Dollar	1,934,110	(26,393)
03/18/2013	Standard Chartered London	United States Dollar	669,191	Korean Won	723,161,140	6,315
03/29/2013	Union Bank of Switzerland	Russian Ruble	23,466,788	United States Dollar	750,000	24,768
03/29/2013	Barclays Wholesale GTS	United States Dollar	1,960,000	Russian Ruble	59,592,800	(7,486)
04/02/2013	Standard Chartered London	Brazilian Real	6,039,755	United States Dollar	2,871,015	140,384
04/11/2013	Barclays Wholesale GTS	Korean Won	2,056,931,488	United States Dollar	1,923,804	(40,755)
04/11/2013	Bank of America Los Angeles	United States Dollar	1,750,294	Korean Won	1,911,023,874	819
04/11/2013	Standard Chartered London	United States Dollar	134,837	Korean Won	145,907,614	1,264
04/12/2013	Citibank London	Thai Baht	55,110,699	United States Dollar	1,810,000	30,025
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	7,273,810	United States Dollar	1,130,000	36,357
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	4,280,295	United States Dollar	670,000	16,346
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	4,273,930	United States Dollar	670,000	15,326
04/15/2013	Chase Manhattan Bank London	Indian Rupee	25,624,400	United States Dollar	458,151	17,120
04/15/2013	HSBC Bank PLC	Malaysian Ringgit	5,074,460	United States Dollar	1,659,568	(33,906)
04/15/2013	HSBC Bank PLC	United States Dollar	1,390,915	Chinese Offshore Yuan	8,846,915	(27,690)
04/15/2013	HSBC Bank PLC	United States Dollar	1,080,000	Chinese Offshore Yuan	6,981,120	(39,425)
04/15/2013	Barclays Wholesale GTS	United States Dollar	875,947	Indian Rupee	48,712,280	(27,549)
04/19/2013	Barclays Wholesale GTS	Mexican Peso	19,214,816	United States Dollar	1,502,620	(3,135)
04/23/2013	Deutsche Bank London	Thai Baht	6,585,700	United States Dollar	220,000	(273)
04/23/2013	Deutsche Bank London	Thai Baht	26,666,180	United States Dollar	890,000	(301)
04/25/2013	Deutsche Bank London	Philippine Peso	31,047,600	United States Dollar	762,091	1,481
04/30/2013	Deutsche Bank London	Czech Koruna	429,984	United States Dollar	22,499	263
04/30/2013	Deutsche Bank London	Hungarian Forint	119,924,080	United States Dollar	534,435	16,023
04/30/2013	Citibank London	Romanian Leu	831,809	United States Dollar	252,025	2,534
04/30/2013	HSBC Bank PLC	Russian Ruble	20,526,961	United States Dollar	669,132	4,669
04/30/2013	HSBC Bank PLC	United States Dollar	380,000	Hungarian Forint	82,916,000	(589)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	8,562,600	United States Dollar	1,340,000	$31,976
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	158,120	United States Dollar	24,864	472
05/02/2013	Standard Chartered London	United States Dollar	220,423	Chinese Offshore Yuan	1,413,570	(6,072)
05/02/2013	Standard Chartered London	United States Dollar	1,149,375	Chinese Offshore Yuan	7,307,150	(21,441)
05/03/2013	HSBC Bank PLC	Brazilian Real	1,106,689	United States Dollar	537,463	11,929
05/17/2013	Deutsche Bank London	Thai Baht	27,112,500	United States Dollar	900,000	3,313
06/10/2013	HSBC Bank PLC	Polish Zloty	6,561,578	United States Dollar	2,046,337	51,595
06/10/2013	Barclays Wholesale GTS	United States Dollar	586,905	Polish Zloty	1,848,956	(4,261)
06/10/2013	Deutsche Bank London	United States Dollar	390,257	Polish Zloty	1,231,174	(3,386)
06/10/2013	Union Bank of Switzerland	United States Dollar	880,000	Polish Zloty	2,784,760	(10,371)
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	4,780,030	United States Dollar	740,000	22,881
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	125,800	United States Dollar	19,705	372
07/17/2013	Standard Chartered London	United States Dollar	19,710	Chinese Offshore Yuan	125,800	(367)
07/17/2013	Standard Chartered London	United States Dollar	742,587	Chinese Offshore Yuan	4,780,030	(20,295)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,218,720	United States Dollar	1,080,000	47,794
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	8,846,915	United States Dollar	1,349,129	33,040
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	22,111	United States Dollar	3,374	81
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,330,210	(6,517)
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,343,945	(8,662)
04/13/2015	HSBC Bank PLC	United States Dollar	1,130,000	Chinese Offshore Yuan	7,413,591	(28,239)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,307,150	United States Dollar	1,113,895	27,285
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	1,413,570	United States Dollar	213,337	7,425
05/04/2015	Standard Chartered London	United States Dollar	1,340,000	Chinese Offshore Yuan	8,720,720	(21,941)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	4,780,030	United States Dollar	719,234	26,288
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	125,800	United States Dollar	19,129	492
07/17/2015	Standard Chartered London	United States Dollar	740,000	Chinese Offshore Yuan	4,905,830	(25,142)

Total						$478,454

At January 31, 2013, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
Brazil CETIP Interbank
Deposit Rate	9.644%	BRL	4,688,715	01/02/2017	$123,963	HSBC
1.820%	Singapore Offer Rate Fixing 6 Month	SGD	1,140,000	06/14/2022	2,194	Barclays Capital
Singapore Offer Rate Fixing 6 Month	2.760%	SGD	660,000	06/14/2032	(1,462)	Barclays Capital
Mexico Interbank TIIE 28 Day Rate	6.320%	MXN	23,000,000	11/15/2027	45,585	Barclays Capital
WIBOR Poland 6 Month	3.600%	PLN	11,000,000	12/07/2017	17,089	HSBC

					$187,369

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$54,718,773	$—	$54,718,773
Index Linked Government Bonds	—	12,526,904	—	12,526,904
Fully Funded Total Return Swaps	—	9,083,314	—	9,083,314
Short-Term Investments	—	7,000,000	—	7,000,000

Total Investments	$—	$83,328,991	$—	$83,328,991

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,127,637	$—	$1,127,637
Interest Rate Swap Contracts	—	188,831	—	188,831
Purchased Options	66,291	—	—	66,291
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(649,183)	—	(649,183)
Interest Rate Swap Contracts	—	(1,462)	—	(1,462)

Total Other Financial Instruments	$66,291	$665,823	$—	$732,114

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At Janu-ary 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Transactions in Purchased Put Options by the Ashmore Emerging Markets Local Currency Bond Fund during the three months ended January 31, 2013, were as follows:

Purchased Put Option Contracts	Number of Contracts	Premium
Options Outstanding at October 31, 2012	—	$—
Options Purchased	3,350,000	66,291

Options Outstanding at January 31, 2013	3,350,000	$66,291

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

At January 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$79,816,784

Gross tax appreciation of investments	$4,284,989
Gross tax depreciation of investments	(772,782)

Net tax appreciation of investments	$3,512,207

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Mexico (Cost $6,449,112)
Mexican Bonos 9.000%, 06/20/2013	MXN	45,300,000	$3,621,877	6.43
Mexican Bonos 8.000%, 12/19/2013	MXN	35,000,000	2,837,068	5.03
			6,458,945	11.46
Nigeria (Cost $820,087)
Nigeria Treasury Bill 16.080%, 03/28/2013(2)	NGN	50,000,000	312,281	0.55
Nigeria Treasury Bill 15.760%, 04/11/2013(2)	NGN	15,200,000	94,515	0.17
Nigeria Treasury Bill 15.770%, 04/25/2013(2)	NGN	30,800,000	190,891	0.34
Nigeria Treasury Bill 16.960%, 08/08/2013(2)	NGN	40,200,000	242,523	0.43
			840,210	1.49
Turkey (Cost $2,842,875)
Turkey (Rep of) 6.750%, 09/11/2013(2)	TRY	4,400,000	2,418,292	4.29
Turkiye Garanti Bankasi AS 7.290%, 11/15/2013(2)	TRY	931,107	503,674	0.90
			2,921,966	5.19
Total Debt Securities (Cost $10,112,074)			10,221,121	18.14

Short-Term Investments
ABN Amro Bank Jersey, Time Deposit 0.140%, 02/06/2013		10,000,000	10,000,000	17.75
ABN Amro Bank Jersey, Time Deposit 0.100%, 02/07/2013		10,000,000	10,000,000	17.75
Landesbank-Hessen Thueringen, Time Deposit 0.160%, 02/01/2013		9,000,000	9,000,000	15.97
UBS A.G. - London, Certificate of Deposit 0.210%, 02/28/2013		10,000,000	9,979,723	17.71
Total Short-Term Investments (Cost $39,000,000)			38,979,723	69.18

Total Investments (Total Cost $49,112,074)			49,200,844	87.32

Other Assets Less Liabilities			7,143,125	12.68

Net Assets			$56,343,969	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

At January 31, 2013, the Ashmore Emerging Markets Local Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2013	Union Bank of Switzerland - London	Brazilian Real	2,776,343	United States Dollar	1,330,000	$63,638
02/04/2013	Bank of America Los Angeles	United States Dollar	499,579	Brazilian Real	1,025,886	(15,384)
02/04/2013	Barclays Wholesale GTS	United States Dollar	140,000	Brazilian Real	287,070	(4,100)
02/04/2013	HSBC Bank PLC	United States Dollar	134,221	Brazilian Real	273,342	(2,988)
02/04/2013	HSBC Bank PLC	United States Dollar	499,506	Brazilian Real	1,025,886	(15,457)
02/04/2013	Union Bank of Switzerland - London	United States Dollar	80,000	Brazilian Real	164,160	(2,403)
02/11/2013	Deutsche Bank London	Indian Rupee	61,340,800	United States Dollar	1,160,000	(9,250)
02/14/2013	Barclays Wholesale GTS	Thai Baht	2,380,680	United States Dollar	80,000	(229)
02/14/2013	Barclays Wholesale GTS	Thai Baht	2,380,680	United States Dollar	80,000	(229)
02/14/2013	Union Bank of Switzerland - London	Thai Baht	41,956,465	United States Dollar	1,375,712	30,125
02/15/2013	Bank of America Los Angeles	Colombian Peso	164,495,750	United States Dollar	92,372	176
02/15/2013	Deutsche Bank London	Colombian Peso	732,333,600	United States Dollar	414,777	(2,753)
02/15/2013	HSBC Bank PLC	Colombian Peso	612,070,000	United States Dollar	343,564	797
02/15/2013	Union Bank of Switzerland - London	Indonesian Rupiah	12,435,077,500	United States Dollar	1,265,914	8,494
02/15/2013	Deutsche Bank London	Korean Won	1,138,016,040	United States Dollar	1,042,712	1,855
02/15/2013	Chase Manhattan Bank London	Mexican Peso	48,112,274	United States Dollar	3,591,004	187,561
02/15/2013	Deutsche Bank London	Mexican Peso	9,943,724	United States Dollar	758,000	22,944
02/15/2013	Deutsche Bank London	Peruvian Neuevo Sol	758,564	United States Dollar	294,120	(467)
02/15/2013	HSBC Bank PLC	Philippine Peso	6,550,192	United States Dollar	160,000	948
02/15/2013	Union Bank of Switzerland - London	Philippine Peso	34,300,473	United States Dollar	835,496	7,319
02/15/2013	Union Bank of Switzerland - London	Philippine Peso	11,024,100	United States Dollar	270,000	879
02/15/2013	Union Bank of Switzerland - London	United States Dollar	216,483	Colombian Peso	390,914,400	(3,452)
02/15/2013	ANZ Banking Corp Melbourne	United States Dollar	670,000	Indonesian Rupiah	6,622,280,000	(8,684)
02/15/2013	Barclays Wholesale GTS	United States Dollar	170,000	Indonesian Rupiah	1,664,300,000	(566)
02/15/2013	Chase Manhattan Bank London	United States Dollar	230,000	Indonesian Rupiah	2,291,950,000	(4,891)
02/15/2013	Standard Chartered London	United States Dollar	935,219	Korean Won	1,008,914,256	9,153
02/15/2013	Union Bank of Switzerland - London	United States Dollar	120,000	Korean Won	129,101,784	1,500
02/15/2013	Deutsche Bank London	United States Dollar	210,000	Mexican Peso	2,664,408	747
02/15/2013	Deutsche Bank London	United States Dollar	890,000	Mexican Peso	11,325,517	535
02/15/2013	Deutsche Bank London	United States Dollar	160,000	Mexican Peso	2,031,824	428
02/15/2013	Deutsche Bank London	United States Dollar	260,000	Mexican Peso	3,388,329	(6,107)
02/15/2013	HSBC Bank PLC	United States Dollar	7,074,269	Mexican Peso	90,421,184	(27,086)
02/22/2013	Deutsche Bank London	Malaysian Ringgit	2,784,495	United States Dollar	904,145	(9,211)
02/22/2013	Deutsche Bank London	Taiwan Dollar	52,319,562	United States Dollar	1,805,866	(34,947)
02/22/2013	Barclays Wholesale GTS	United States Dollar	120,000	Malaysian Ringgit	368,400	1,597
02/27/2013	Union Bank of Switzerland - London	Chinese Yuan Renminbi	35,366,593	United States Dollar	5,614,190	20,151
02/28/2013	Deutsche Bank London	Israeli Shekel	3,432,698	United States Dollar	922,426	2,020
02/28/2013	ING Bank Amsterdam	Polish Zloty	17,825,854	United States Dollar	5,719,189	32,299
02/28/2013	Bank of America Los Angeles	Romanian Leu	623,151	United States Dollar	190,000	2,260
02/28/2013	HSBC Bank PLC	Romanian Leu	887,085	United States Dollar	270,700	2,991
02/28/2013	Barclays Wholesale GTS	Russian Ruble	241,333,417	United States Dollar	7,956,134	49,506
02/28/2013	Barclays Wholesale GTS	Russian Ruble	9,375,000	United States Dollar	301,641	9,351
02/28/2013	Barclays Wholesale GTS	Singapore Dollar	1,867,638	United States Dollar	1,528,883	(19,921)
02/28/2013	Deutsche Bank London	South African Rand	5,060,057	United States Dollar	560,855	2,828
02/28/2013	Union Bank of Switzerland - London	South African Rand	5,060,057	United States Dollar	559,846	3,837
02/28/2013	Deutsche Bank London	Turkish Lira	1,951,070	United States Dollar	1,100,000	5,678
02/28/2013	Deutsche Bank London	Turkish Lira	227,376	United States Dollar	128,000	855
02/28/2013	Union Bank of Switzerland - London	United States Dollar	3,351,541	Polish Zloty	10,452,115	(20,820)
02/28/2013	Deutsche Bank London	United States Dollar	619,074	Turkish Lira	1,099,142	(3,814)
02/28/2013	Deutsche Bank London	United States Dollar	1,254,304	Turkish Lira	2,224,709	(6,446)
02/28/2013	HSBC Bank PLC	United States Dollar	140,000	Turkish Lira	247,827	(445)
03/04/2013	Barclays Wholesale GTS	Brazilian Real	196,018	United States Dollar	92,244	5,867
03/04/2013	Union Bank of Switzerland - London	Brazilian Real	196,018	United States Dollar	93,391	4,720
03/04/2013	Union Bank of Switzerland - London	Brazilian Real	107,557	United States Dollar	54,000	(166)
03/11/2013	Barclays Wholesale GTS	Indian Rupee	88,890,338	United States Dollar	1,643,348	15,404
03/11/2013	Chase Manhattan Bank London	Indian Rupee	73,592,800	United States Dollar	1,340,000	33,290

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/11/2013	Standard Chartered London	Indian Rupee	8,028,540	United States Dollar	146,000	$3,818
03/11/2013	Bank of America Los Angeles	United States Dollar	110,000	Indian Rupee	6,122,600	(4,252)
03/11/2013	Barclays Wholesale GTS	United States Dollar	570,000	Indian Rupee	31,433,790	(16,575)
03/11/2013	Chase Manhattan Bank London	United States Dollar	200,000	Indian Rupee	10,848,000	(2,431)
03/11/2013	Morgan Stanley & Co. International	United States Dollar	50,000	Indian Rupee	2,761,500	(1,531)
03/15/2013	Union Bank of Switzerland - London	Chilean Peso	391,211,325	United States Dollar	823,464	1,341
03/15/2013	Chase Manhattan Bank London	Mexican Peso	62,474,126	United States Dollar	4,784,796	108,052
03/15/2013	Goldman Sachs Intl Ltd London	Peruvian Neuevo Sol	416,524	United States Dollar	163,728	(2,382)
03/15/2013	Citibank London	Philippine Peso	40,997,200	United States Dollar	1,000,000	7,323
03/15/2013	Bank of America Los Angeles	United States Dollar	830,000	Mexican Peso	10,539,290	4,584
03/15/2013	Barclays Wholesale GTS	United States Dollar	410,000	Mexican Peso	5,205,130	2,345
03/18/2013	Barclays Wholesale GTS	Korean Won	787,008,730	United States Dollar	726,626	(5,226)
03/18/2013	Deutsche Bank London	Malaysian Ringgit	1,073,280	United States Dollar	349,182	(4,765)
03/18/2013	Bank of America Los Angeles	United States Dollar	263,664	Korean Won	287,520,683	113
03/18/2013	Standard Chartered London	United States Dollar	462,211	Korean Won	499,488,047	4,362
03/28/2013	Barclays Wholesale GTS	Singapore Dollar	3,545,150	United States Dollar	2,882,564	(18,279)
03/29/2013	Union Bank of Switzerland - London	Russian Ruble	20,337,883	United States Dollar	650,000	21,465
03/29/2013	Barclays Wholesale GTS	United States Dollar	1,130,000	Russian Ruble	34,357,074	(4,316)
04/02/2013	Standard Chartered London	Brazilian Real	7,825,439	United States Dollar	3,719,845	181,889
04/11/2013	Barclays Wholesale GTS	Korean Won	1,456,045,529	United States Dollar	1,361,808	(28,850)
04/11/2013	Bank of America Los Angeles	United States Dollar	1,142,854	Korean Won	1,247,802,128	535
04/11/2013	Union Bank of Switzerland - London	United States Dollar	190,000	Korean Won	208,243,401	(640)
04/12/2013	Citibank London	Thai Baht	34,101,648	United States Dollar	1,120,000	18,579
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	6,758,850	United States Dollar	1,050,000	33,783
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	3,769,215	United States Dollar	590,000	14,395
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	3,763,610	United States Dollar	590,000	13,496
04/15/2013	Chase Manhattan Bank London	Indian Rupee	109,624,714	United States Dollar	1,960,034	73,242
04/15/2013	HSBC Bank PLC	Malaysian Ringgit	4,012,378	United States Dollar	1,312,221	(26,810)
04/15/2013	HSBC Bank PLC	United States Dollar	1,118,880	Chinese Offshore Yuan	7,116,635	(22,275)
04/15/2013	HSBC Bank PLC	United States Dollar	1,110,000	Chinese Offshore Yuan	7,175,040	(40,520)
04/19/2013	Barclays Wholesale GTS	United States Dollar	1,834,916	Mexican Peso	23,464,066	3,828
04/23/2013	Deutsche Bank London	Thai Baht	3,891,550	United States Dollar	130,000	(161)
04/23/2013	Deutsche Bank London	Thai Baht	18,576,440	United States Dollar	620,000	(210)
04/25/2013	Deutsche Bank London	Philippine Peso	6,914,776	United States Dollar	169,729	330
04/30/2013	Deutsche Bank London	Czech Koruna	34,065,348	United States Dollar	1,782,463	20,868
04/30/2013	Deutsche Bank London	Hungarian Forint	276,822,384	United States Dollar	1,233,644	36,985
04/30/2013	Citibank London	Romanian Leu	4,926,183	United States Dollar	1,492,557	15,006
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	7,476,300	United States Dollar	1,170,000	27,919
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	138,060	United States Dollar	21,709	412
05/02/2013	Standard Chartered London	United States Dollar	1,197,697	Chinese Offshore Yuan	7,614,360	(22,343)
05/03/2013	HSBC Bank PLC	Brazilian Real	273,342	United States Dollar	132,748	2,946
05/17/2013	Deutsche Bank London	Thai Baht	18,677,500	United States Dollar	620,000	2,283
06/10/2013	HSBC Bank PLC	Polish Zloty	7,133,974	United States Dollar	2,224,848	56,096
06/10/2013	Union Bank of Switzerland - London	United States Dollar	560,000	Polish Zloty	1,772,120	(6,599)
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	8,332,755	United States Dollar	1,290,000	39,888
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	219,300	United States Dollar	34,350	649
07/17/2013	Standard Chartered London	United States Dollar	220,988	Chinese Offshore Yuan	1,410,455	(4,117)
07/17/2013	Standard Chartered London	United States Dollar	1,109,461	Chinese Offshore Yuan	7,141,600	(30,321)
07/18/2013	Citibank London	Argentine Peso	2,361,810	United States Dollar	421,000	(3,163)
10/17/2013	Citibank London	Argentine Peso	2,515,800	United States Dollar	420,000	(5,903)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,419,240	United States Dollar	1,110,000	49,121
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,116,635	United States Dollar	1,085,266	26,578
04/13/2015	HSBC Bank PLC	United States Dollar	1,328	Chinese Offshore Yuan	8,705	(32)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,813,170	(5,737)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,825,265	(7,628)
04/13/2015	HSBC Bank PLC	United States Dollar	1,050,000	Chinese Offshore Yuan	6,888,735	(26,240)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,614,360	United States Dollar	1,160,726	28,432
05/04/2015	Standard Chartered London	United States Dollar	1,170,000	Chinese Offshore Yuan	7,614,360	(19,158)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	7,141,600	United States Dollar	1,074,571	39,275

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	1,410,455	United States Dollar	214,469	$5,514
07/17/2015	Standard Chartered London	United States Dollar	1,290,000	Chinese Offshore Yuan	8,552,055	(43,829)

Total						$821,096

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$10,221,121	$—	$10,221,121
Short-Term Investments	—	38,979,723	—	38,979,723

Total Investments	$—	$49,200,844	$—	$49,200,844

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,375,205	$—	$1,375,205
Purchased Options	41,006	—	—	41,006
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(554,109)	—	(554,109)

Total Other Financial Instruments	$41,006	$821,096	$—	$862,102

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Transactions in Purchased Put Options by the Ashmore Emerging Markets Local Currency Fund during the three months ended January 31, 2013, were as follows:

Purchased Put Option Contracts	Number of Contracts	Premium
Options Outstanding at October 31, 2012	—	$—
Options Purchased	2,070,000	41,006

Options Outstanding at January 31, 2013	2,070,000	$41,006

At January 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$49,112,074

Gross tax appreciation of investments	$109,047
Gross tax depreciation of investments	(20,277)

Net tax appreciation of investments	$88,770

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,199,113)
Argentina (Rep of) 8.750%, 06/02/2017		124,000	$98,270	0.23
Argentina (Rep of) 8.280%, 12/31/2033		570,247	360,681	0.85
Argentina (Rep of) 8.280%, 12/31/2033		175,724	106,752	0.25
Argentina (Rep of) 2.500%, 12/31/2038		109,000	36,243	0.08
Argentina Boden Bonds 7.000%, 10/03/2015		413,000	346,215	0.81
Argentina Bonar Bonds 7.000%, 09/12/2013		133,000	133,532	0.31
			1,081,693	2.53
Azerbaijan (Cost $105,833)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		100,000	109,000	0.26
			109,000	0.26
Belarus (Cost $655,823)
Belarus (Rep of) 8.750%, 08/03/2015		300,000	315,750	0.74
Belarus (Rep of) 8.950%, 01/26/2018		400,000	428,500	1.00
			744,250	1.74
Bolivia (Cost $59,435)
Bolivian (Rep of) 4.875%, 10/29/2022		60,000	59,400	0.14
			59,400	0.14
Brazil (Cost $2,580,923)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		240,000	288,000	0.68
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		100,000	116,000	0.27
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	121,500	0.28
Brazil (Fed Rep of) 4.875%, 01/22/2021		390,000	457,275	1.07
Brazil (Fed Rep of) 2.625%, 01/05/2023		200,000	194,500	0.46
Brazil (Fed Rep of) 8.875%, 04/15/2024		70,000	109,375	0.26
Brazil (Fed Rep of) 10.125%, 05/15/2027		210,000	373,170	0.87
Brazil (Fed Rep of) 8.250%, 01/20/2034		280,000	443,100	1.04
Brazil (Fed Rep of) 7.125%, 01/20/2037		255,000	365,288	0.86
Brazil (Fed Rep of) 5.625%, 01/07/2041		220,000	265,870	0.62
			2,734,078	6.41
Chile (Cost $703,213)
Banco del Estado de Chile 4.125%, 10/07/2020		110,000	119,245	0.28
Banco del Estado de Chile 3.875%, 02/08/2022		150,000	158,290	0.37
Chile (Rep of) 3.250%, 09/14/2021		100,000	106,500	0.25
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		100,000	127,192	0.30
Empresa Nacional del Petroleo 5.250%, 08/10/2020		200,000	217,642	0.51
			728,869	1.71
China (Cost $727,059)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		590,000	626,299	1.47
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		100,000	116,649	0.27
			742,948	1.74
Colombia (Cost $1,653,505)
Colombia (Rep of) 7.375%, 03/18/2019		260,000	334,490	0.78
Colombia (Rep of) 11.750%, 02/25/2020		180,000	283,500	0.67
Colombia (Rep of) 4.375%, 07/12/2021		200,000	224,200	0.53
Colombia (Rep of) 8.125%, 05/21/2024		120,000	175,200	0.41
Colombia (Rep of) 7.375%, 09/18/2037		200,000	291,000	0.68
Colombia (Rep of) 6.125%, 01/18/2041		330,000	422,400	0.99
			1,730,790	4.06

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Costa Rica (Cost $144,250)
Costa Rica (Rep of) 4.250%, 01/26/2023		140,000	$143,500	0.34
			143,500	0.34
Croatia (Cost $953,930)
Croatia (Rep of) 6.250%, 04/27/2017		200,000	220,000	0.51
Croatia (Rep of) 6.750%, 11/05/2019		200,000	229,400	0.54
Croatia (Rep of) 6.625%, 07/14/2020		510,000	583,950	1.37
			1,033,350	2.42
Dominican Republic (Cost $210,594)
Dominican (Rep of) 7.500%, 05/06/2021		200,000	228,000	0.53
			228,000	0.53
Ecuador (Cost $100,000)
Ecuador (Rep of) 9.375%, 12/15/2015		100,000	103,250	0.24
			103,250	0.24
Egypt (Cost $197,700)
Egypt (Rep of) 6.875%, 04/30/2040		100,000	94,000	0.22
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	97,500	0.23
			191,500	0.45
El Salvador (Cost $518,084)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	117,950	0.28
El Salvador (Rep of) 5.875%, 01/30/2025		70,000	74,025	0.17
El Salvador (Rep of) 8.250%, 04/10/2032		160,000	202,400	0.48
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	176,625	0.41
			571,000	1.34
Georgia (Cost $218,909)
Georgian Railway JSC 7.750%, 07/11/2022		200,000	234,000	0.55
			234,000	0.55
Ghana (Cost $108,578)
Ghana (Rep of) 8.500%, 10/04/2017		100,000	116,250	0.27
			116,250	0.27
Hungary (Cost $727,440)
Hungary (Rep of) 6.250%, 01/29/2020		180,000	197,550	0.46
Hungary (Rep of) 6.375%, 03/29/2021		258,000	281,220	0.66
Hungary (Rep of) 7.625%, 03/29/2041		274,000	319,895	0.75
			798,665	1.87
Indonesia (Cost $2,255,607)
Indonesia (Rep of) 10.375%, 05/04/2014		90,000	99,495	0.23
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	173,063	0.41
Indonesia (Rep of) 6.875%, 01/17/2018		130,000	156,481	0.37
Indonesia (Rep of) 11.625%, 03/04/2019		100,000	149,000	0.35
Indonesia (Rep of) 5.875%, 03/13/2020		150,000	178,500	0.42
Indonesia (Rep of) 4.875%, 05/05/2021		200,000	226,000	0.53
Indonesia (Rep of) 8.500%, 10/12/2035		250,000	383,750	0.90
Indonesia (Rep of) 7.750%, 01/17/2038		100,000	143,750	0.34
Majapahit Holding B.V. 7.750%, 10/17/2016		100,000	117,250	0.27
Majapahit Holding B.V. 8.000%, 08/07/2019		110,000	138,600	0.32
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	124,500	0.29
Pertamina Persero PT 6.000%, 05/03/2042		200,000	216,000	0.51
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		200,000	223,000	0.52
Perusahaan Listrik Negara PT 5.250%, 10/24/2042		35,000	34,650	0.08
			2,364,039	5.54
Iraq (Cost $566,942)
Iraq (Rep of) 5.800%, 01/15/2028		640,000	614,400	1.44
			614,400	1.44

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ivory Coast (Cost $547,231)
Ivory Coast (Rep of) 5.750%, 12/31/2032		800,000	$764,000	1.79
			764,000	1.79
Jordan (Cost $204,201)
Jordan (Rep of) 3.875%, 11/12/2015		210,000	204,750	0.48
			204,750	0.48
Kazakhstan (Cost $1,446,796)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		200,000	204,500	0.48
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	239,000	0.56
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		257,000	320,608	0.75
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		100,000	107,000	0.25
KazMunaiGaz Finance Sub B.V. 11.750%, 01/23/2015		150,000	175,875	0.41
KazMunaiGaz Finance Sub B.V. 9.125%, 07/02/2018		130,000	167,895	0.39
KazMunaiGaz Finance Sub B.V. 7.000%, 05/05/2020		70,000	85,225	0.20
KazMunaiGaz Finance Sub B.V. 6.375%, 04/09/2021		210,000	249,900	0.59
			1,550,003	3.63
Latvia (Cost $196,100)
Latvia (Rep of) 2.750%, 01/12/2020		200,000	195,500	0.46
			195,500	0.46
Lebanon (Cost $898,045)
Lebanon (Rep of) 5.150%, 11/12/2018		70,000	70,350	0.17
Lebanon (Rep of) 6.375%, 03/09/2020		310,000	325,500	0.76
Lebanon (Rep of) 6.100%, 10/04/2022		335,000	343,375	0.80
Lebanon (Rep of) 6.600%, 11/27/2026		160,000	166,400	0.39
			905,625	2.12
Lithuania (Cost $1,087,017)
Lithuania (Rep of) 5.125%, 09/14/2017		200,000	223,000	0.52
Lithuania (Rep of) 7.375%, 02/11/2020		200,000	255,000	0.60
Lithuania (Rep of) 6.125%, 03/09/2021		200,000	240,500	0.56
Lithuania (Rep of) 6.625%, 02/01/2022		400,000	498,000	1.17
			1,216,500	2.85
Malaysia (Cost $483,778)
Petronas Capital Ltd. 7.875%, 05/22/2022		150,000	211,397	0.49
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		250,000	284,295	0.67
			495,692	1.16
Mexico (Cost $2,413,872)
Comision Federal de Electricidad 5.750%, 02/14/2042		200,000	222,000	0.52
Mexico (Rep of) 5.625%, 01/15/2017		64,000	74,336	0.17
Mexico (Rep of) 5.950%, 03/19/2019		80,000	96,800	0.23
Mexico (Rep of) 5.125%, 01/15/2020		116,000	135,720	0.32
Mexico (Rep of) 3.625%, 03/15/2022		110,000	117,975	0.28
Mexico (Rep of) 6.750%, 09/27/2034		225,000	304,875	0.71
Mexico (Rep of) 6.050%, 01/11/2040		324,000	405,810	0.95
Mexico (Rep of) 4.750%, 03/08/2044		290,000	304,935	0.71
Mexico (Rep of) 5.750%, 10/12/2110		236,000	263,730	0.62
Pemex Project Funding Master Trust 5.750%, 03/01/2018		70,000	80,675	0.19
Petroleos Mexicanos 8.000%, 05/03/2019		120,000	153,600	0.36
Petroleos Mexicanos 6.000%, 03/05/2020		60,000	70,500	0.16
Petroleos Mexicanos 6.500%, 06/02/2041		216,000	254,340	0.60
Petroleos Mexicanos 5.500%, 06/27/2044		40,000	41,100	0.10
			2,526,396	5.92

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mongolia (Cost $83,002)
Mongolia (Rep of) 5.125%, 12/05/2022		85,000	$81,600	0.19
			81,600	0.19
Morocco (Cost $257,375)
Morocco (Rep of) 4.250%, 12/11/2022		150,000	153,000	0.36
Morocco (Rep of) 5.500%, 12/11/2042		100,000	102,250	0.24
			255,250	0.60
Nigeria (Cost $112,721)
Nigeria (Rep of) 6.750%, 01/28/2021		100,000	119,500	0.28
			119,500	0.28
Pakistan (Cost $127,219)
Pakistan (Rep of) 7.125%, 03/31/2016		150,000	138,375	0.32
			138,375	0.32
Panama (Cost $533,582)
Panama (Rep of) 7.125%, 01/29/2026		100,000	135,500	0.32
Panama (Rep of) 8.875%, 09/30/2027		90,000	139,275	0.33
Panama (Rep of) 9.375%, 04/01/2029		90,000	146,925	0.34
Panama (Rep of) 6.700%, 01/26/2036		105,000	140,962	0.33
			562,662	1.32
Paraguay (Cost $150,000)
Paraguay (Rep of) 4.625%, 01/25/2023(2)		150,000	148,500	0.35
			148,500	0.35
Peru (Cost $667,635)
Peru (Rep of) 8.375%, 05/03/2016		50,000	60,625	0.14
Peru (Rep of) 7.125%, 03/30/2019		100,000	128,000	0.30
Peru (Rep of) 7.350%, 07/21/2025		150,000	211,500	0.49
Peru (Rep of) 8.750%, 11/21/2033		194,000	322,525	0.76
			722,650	1.69
Philippines (Cost $2,066,009)
Philippine (Rep of) 8.375%, 06/17/2019		250,000	339,688	0.80
Philippine (Rep of) 4.000%, 01/15/2021		150,000	165,375	0.39
Philippine (Rep of) 10.625%, 03/16/2025		210,000	357,000	0.84
Philippine (Rep of) 5.500%, 03/30/2026		200,000	245,250	0.57
Philippine (Rep of) 9.500%, 02/02/2030		250,000	412,812	0.97
Philippine (Rep of) 7.750%, 01/14/2031		130,000	189,150	0.44
Philippine (Rep of) 6.375%, 10/23/2034		200,000	267,000	0.62
Philippine (Rep of) 5.000%, 01/13/2037		110,000	126,362	0.30
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		100,000	136,750	0.32
			2,239,387	5.25
Poland (Cost $1,028,966)
Poland (Rep of) 6.375%, 07/15/2019		240,000	297,120	0.69
Poland (Rep of) 5.000%, 03/23/2022		470,000	540,500	1.27
Poland (Rep of) 3.000%, 03/17/2023		250,000	241,875	0.57
			1,079,495	2.53
Qatar (Cost $539,691)
Qatar (Rep of) 6.400%, 01/20/2040		200,000	270,500	0.63
Qatar (Rep of) 5.750%, 01/20/2042		220,000	276,650	0.65
			547,150	1.28
Romania (Cost $306,667)
Romania (Rep of) 6.750%, 02/07/2022		290,000	349,154	0.82
			349,154	0.82

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation (Cost $2,378,079)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	$119,250	0.28
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	113,875	0.27
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		120,000	236,400	0.55
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		647,125	808,906	1.90
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042		200,000	234,500	0.55
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		200,000	220,340	0.52
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		590,000	709,475	1.66
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		160,000	194,000	0.45
			2,636,746	6.18
Senegal (Cost $229,643)
Senegal (Rep of) 8.750%, 05/13/2021		200,000	243,000	0.57
			243,000	0.57
Serbia (Cost $260,161)
Serbia (Rep of) 7.250%, 09/28/2021		250,000	290,625	0.68
			290,625	0.68
South Africa (Cost $717,658)
South Africa (Rep of) 6.875%, 05/27/2019		120,000	147,600	0.35
South Africa (Rep of) 5.500%, 03/09/2020		150,000	172,688	0.40
South Africa (Rep of) 5.875%, 05/30/2022		130,000	154,375	0.36
South Africa (Rep of) 6.250%, 03/08/2041		200,000	246,260	0.58
			720,923	1.69
Sri Lanka (Cost $524,468)
Bank of Ceylon 6.875%, 05/03/2017		200,000	213,000	0.50
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	107,000	0.25
Sri Lanka (Rep of) 6.250%, 07/27/2021		200,000	217,451	0.51
			537,451	1.26
Turkey (Cost $2,313,575)
Turkey (Rep of) 7.000%, 09/26/2016		130,000	151,255	0.35
Turkey (Rep of) 7.500%, 07/14/2017		100,000	120,850	0.28
Turkey (Rep of) 6.750%, 04/03/2018		260,000	310,050	0.73
Turkey (Rep of) 7.000%, 03/11/2019		100,000	122,500	0.29
Turkey (Rep of) 7.500%, 11/07/2019		100,000	127,000	0.30
Turkey (Rep of) 5.625%, 03/30/2021		100,000	116,492	0.27
Turkey (Rep of) 3.250%, 03/23/2023		150,000	143,970	0.34
Turkey (Rep of) 7.375%, 02/05/2025		250,000	329,000	0.77
Turkey (Rep of) 11.875%, 01/15/2030		80,000	152,000	0.35
Turkey (Rep of) 8.000%, 02/14/2034		110,000	159,225	0.37
Turkey (Rep of) 6.875%, 03/17/2036		144,000	186,480	0.44
Turkey (Rep of) 7.250%, 03/05/2038		40,000	54,600	0.13
Turkey (Rep of) 6.750%, 05/30/2040		230,000	299,276	0.70
Turkey (Rep of) 6.000%, 01/14/2041		200,000	238,000	0.56
			2,510,698	5.88
Ukraine (Cost $1,647,128)
Financing of Infrastrucural Projects State Enterprise 9.000%, 12/07/2017		100,000	104,250	0.25
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		110,000	113,025	0.27
Ukraine (Rep of) 6.875%, 09/23/2015		270,000	272,025	0.64
Ukraine (Rep of) 6.580%, 11/21/2016		100,000	101,000	0.24
Ukraine (Rep of) 9.250%, 07/24/2017		350,000	380,625	0.89

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Ukraine (Rep of) 7.750%, 09/23/2020		100,000	$104,000	0.24
Ukraine (Rep of) 7.950%, 02/23/2021		250,000	265,000	0.62
Ukraine (Rep of) 7.800%, 11/28/2022		100,000	103,500	0.24
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		260,000	261,950	0.61
			1,705,375	4.00
United Arab Emirates (Cost $1,051,707)
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		250,000	266,875	0.63
Emirate of Dubai (Rep of) 6.700%, 10/05/2015		120,000	132,000	0.31
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		600,000	757,500	1.77
			1,156,375	2.71
Uruguay (Cost $1,049,496)
Uruguay (Rep of) 8.000%, 11/18/2022		204,554	283,307	0.66
Uruguay (Rep of) 7.875%, 01/15/2033		252,000	371,700	0.87
Uruguay (Rep of) 7.625%, 03/21/2036		156,000	229,710	0.54
Uruguay (Rep of) 4.125%, 11/20/2045		237,920	223,645	0.53
			1,108,362	2.60
Venezuela (Cost $1,838,667)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		110,000	95,425	0.22
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		65,000	73,775	0.17
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		320,000	230,400	0.54
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		40,000	28,100	0.07
Venezuela (Rep of) 10.750%, 09/19/2013		50,000	51,250	0.12
Venezuela (Rep of) 8.500%, 10/08/2014		40,000	41,000	0.10
Venezuela (Rep of) 5.750%, 02/26/2016		60,000	58,050	0.14
Venezuela (Rep of) 7.750%, 10/13/2019		130,000	125,645	0.29
Venezuela (Rep of) 6.000%, 12/09/2020		60,000	51,600	0.12
Venezuela (Rep of) 12.750%, 08/23/2022		242,000	290,400	0.68
Venezuela (Rep of) 9.000%, 05/07/2023		121,000	120,092	0.28
Venezuela (Rep of) 8.250%, 10/13/2024		105,000	99,225	0.23
Venezuela (Rep of) 7.650%, 04/21/2025		46,000	41,860	0.10
Venezuela (Rep of) 11.750%, 10/21/2026		248,000	281,108	0.66
Venezuela (Rep of) 9.250%, 09/15/2027		180,000	183,150	0.43
Venezuela (Rep of) 9.250%, 05/07/2028		165,000	164,175	0.38
Venezuela (Rep of) 11.950%, 08/05/2031		333,000	382,118	0.90
			2,317,373	5.43
Vietnam (Cost $194,848)
Vietnam (Rep of) 6.875%, 01/15/2016		100,000	110,000	0.26
Vietnam (Rep of) 6.750%, 01/29/2020		90,000	103,500	0.24
			213,500	0.50
Zambia (Cost $50,209)
Zambia (Rep of) 5.375%, 09/20/2022		50,000	51,250	0.12
			51,250	0.12
Total Debt Securities (Cost $39,092,484)			41,922,849	98.24

Total Investments (Total Cost $39,092,484)			41,922,849	98.24

Other Assets Less Liabilities			749,553	1.76

Net Assets			$42,672,402	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Percentages shown are based on net assets.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$7,421,497	$—	$7,421,497
Government Agencies	—	930,425	—	930,425
Government Bonds	—	33,019,757	—	33,019,757
Financial Certificates	—	551,170	—	551,170

Total Investments	$—	$41,922,849	$—	$41,922,849

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At January 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$39,099,734

Gross tax appreciation of investments	$3,043,051
Gross tax depreciation of investments	(219,936)

Net tax appreciation of investments	$2,823,115

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $11,365,254)
Argentina Boden Bonos 7.000%, 10/03/2015		2,069,000	$1,741,392	0.31
Argentina Bonar Bonds 7.000%, 09/12/2013		570,000	572,280	0.10
Argentine (Rep of) 8.750%, 06/02/2017		586,000	464,405	0.08
Argentine (Rep of) 8.280%, 12/31/2033		3,343,534	2,100,085	0.37
Argentine (Rep of) 2.500%, 12/31/2038		539,000	179,218	0.03
WPE International Cooperatief UA 10.375%, 09/30/2020		6,500,000	5,980,000	1.05
			11,037,380	1.94
Azerbaijan (Cost $1,086,175)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		1,030,000	1,122,700	0.20
			1,122,700	0.20
Barbados (Cost $1,760,045)
Columbus International, Inc. 11.500%, 11/20/2014		1,600,000	1,784,000	0.31
			1,784,000	0.31
Belarus (Cost $3,129,078)
Belarus (Rep of) 8.750%, 08/03/2015		1,460,000	1,536,650	0.27
Belarus (Rep of) 8.950%, 01/26/2018		1,760,000	1,885,400	0.33
			3,422,050	0.60
Bolivia (Cost $297,177)
Bolivian (Rep of) 4.875%, 10/29/2022		300,000	297,000	0.05
			297,000	0.05
Brazil (Cost $42,489,846)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		1,100,000	1,320,000	0.23
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		640,000	742,400	0.13
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	8,700,000	5,108,340	0.90
Brazil (Fed Rep of) 6.000%, 01/17/2017		300,000	352,200	0.06
Brazil (Fed Rep of) 5.875%, 01/15/2019		500,000	607,500	0.11
Brazil (Fed Rep of) 4.875%, 01/22/2021		2,020,000	2,368,450	0.42
Brazil (Fed Rep of) 2.625%, 01/05/2023		500,000	486,250	0.09
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	5,200,000	2,976,875	0.52
Brazil (Fed Rep of) 8.875%, 04/15/2024		430,000	671,875	0.12
Brazil (Fed Rep of) 10.125%, 05/15/2027		770,000	1,368,290	0.24
Brazil (Fed Rep of) 8.250%, 01/20/2034		1,160,000	1,835,700	0.32
Brazil (Fed Rep of) 7.125%, 01/20/2037		1,320,000	1,890,900	0.33
Brazil (Fed Rep of) 5.625%, 01/07/2041		1,100,000	1,329,350	0.23
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2015(2)	BRL	200,000	86,557	0.02
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2016	BRL	2,580,000	3,221,052	0.57
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2020	BRL	3,030,000	4,025,383	0.71
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2050	BRL	1,030,000	1,614,149	0.28
Fibria Overseas Finance Ltd. 6.750%, 03/03/2021		800,000	880,000	0.16
JBS Finance II Ltd. 8.250%, 01/29/2018		2,550,000	2,754,000	0.48
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		2,650,000	2,411,500	0.42
Marfrig Overseas Ltd. 9.500%, 05/04/2020		400,000	381,000	0.07
Minerva Luxembourg S.A. 12.250%, 02/10/2022		1,400,000	1,708,000	0.30

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Minerva Luxembourg S.A. 7.750%, 01/31/2023(3)		1,600,000	$1,640,000	0.29
Minerva Overseas II Ltd. 10.875%, 11/15/2019		1,000,000	1,170,000	0.21
OGX Austria GmbH 8.500%, 06/01/2018		2,100,000	1,958,250	0.34
OSX 3 Leasing B.V. 9.250%, 03/20/2015(3)		400,000	413,000	0.07
			43,321,021	7.62
Chile (Cost $7,530,283)
Automotores Gildemeister S.A. 6.750%, 01/15/2023(3)		400,000	414,000	0.07
Banco del Estado de Chile 4.125%, 10/07/2020		650,000	704,631	0.12
Banco del Estado de Chile 3.875%, 02/08/2022		150,000	158,290	0.03
Banco Santander Chile 6.500%, 09/22/2020	CLP	1,348,000,000	2,839,295	0.50
Chile (Rep of) 5.500%, 08/05/2020	CLP	330,000,000	780,853	0.14
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		200,000	254,384	0.04
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		200,000	210,506	0.04
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		800,000	843,062	0.15
Empresa Nacional del Petroleo 6.250%, 07/08/2019		270,000	307,190	0.05
Empresa Nacional del Petroleo 5.250%, 08/10/2020		360,000	391,755	0.07
Inversiones Alsacia S.A. 8.000%, 08/18/2018		842,004	846,214	0.15
			7,750,180	1.36
China (Cost $23,444,803)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		802,000	892,225	0.16
Central China Real Estate Ltd. 12.250%, 10/20/2015		2,300,000	2,512,750	0.44
CFG Investment SAC 9.750%, 07/30/2019		1,650,000	1,377,750	0.24
China Oriental Group Co. Ltd. 8.000%, 08/18/2015		900,000	911,250	0.16
China Oriental Group Co. Ltd. 7.000%, 11/17/2017		1,100,000	1,069,750	0.19
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		1,700,000	1,912,500	0.34
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		1,448,000	1,632,620	0.29
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023(3)		400,000	406,480	0.07
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		1,600,000	1,716,000	0.30
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)		1,400,000	1,400,000	0.25
Fosun International Ltd. 7.500%, 05/12/2016		1,100,000	1,127,500	0.20
Gemdale International Investment Ltd. 7.125%, 11/16/2017		500,000	508,013	0.09
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		2,100,000	1,580,250	0.28
Longfor Properties Co. Ltd. 9.500%, 04/07/2016		900,000	974,250	0.17
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		2,370,000	2,515,812	0.44
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		900,000	1,049,839	0.18
Sino-Forest Corp. 5.000%, 08/01/2013(3)(4)		176,000	24,530	—
Sino-Forest Corp. 5.000%, 08/01/2013(4)		100,000	13,938	—
Sino-Forest Corp. 10.250%, 07/28/2014(4)		226,000	31,640	0.01
Sino-Forest Corp. 10.250%, 07/28/2014(3)(4)		30,000	4,200	—
Sino-Forest Corp. 4.250%, 12/15/2016(3)(4)		694,000	96,726	0.02
Sino-Forest Corp. 4.250%, 12/15/2016(4)		10,000	1,394	—
Sino-Forest Corp. 6.250%, 10/21/2017(4)		500,000	70,000	0.01
Sino-Forest Corp. 6.250%, 10/21/2017(3)(4)		128,000	17,920	—
Yanlord Land Group Ltd. 9.500%, 05/04/2017		1,700,000	1,772,250	0.31
			23,619,587	4.15
Colombia (Cost $17,866,801)
Colombia (Rep of) 12.000%, 10/22/2015	COP	4,581,000,000	3,099,911	0.54
Colombia (Rep of) 7.375%, 03/18/2019		1,130,000	1,453,745	0.26
Colombia (Rep of) 11.750%, 02/25/2020		570,000	897,750	0.16
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,235,000,000	869,100	0.15
Colombia (Rep of) 4.375%, 07/12/2021		1,000,000	1,121,000	0.20
Colombia (Rep of) 4.375%, 03/21/2023	COP	1,090,000,000	625,178	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia - (continued)
Colombia (Rep of) 8.125%, 05/21/2024		500,000	$730,000	0.13
Colombia (Rep of) 9.850%, 06/28/2027	COP	1,480,000,000	1,280,759	0.22
Colombia (Rep of) 7.375%, 09/18/2037		850,000	1,236,750	0.22
Colombia (Rep of) 6.125%, 01/18/2041		2,430,000	3,110,400	0.55
Colombian TES 10.000%, 07/24/2024	COP	1,505,000,000	1,183,377	0.21
Colombian TES 7.500%, 08/26/2026	COP	1,294,000,000	863,828	0.15
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	2,473,000,000	1,654,229	0.29
			18,126,027	3.19
Costa Rica (Cost $803,679)
Costa Rica (Rep of) 4.250%, 01/26/2023		780,000	799,500	0.14
			799,500	0.14
Croatia (Cost $4,570,818)
Croatia (Rep of) 6.250%, 04/27/2017		450,000	495,000	0.09
Croatia (Rep of) 6.750%, 11/05/2019		810,000	929,070	0.16
Croatia (Rep of) 6.625%, 07/14/2020		1,280,000	1,465,600	0.26
Croatia (Rep of) 6.375%, 03/24/2021		1,810,000	2,045,300	0.36
			4,934,970	0.87
Czech Republic (Cost $2,650,191)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	2,000,000	2,851,380	0.50
			2,851,380	0.50
Dominican Republic (Cost $1,209,479)
Dominican (Rep of) 7.500%, 05/06/2021		1,110,000	1,265,400	0.22
			1,265,400	0.22
Ecuador (Cost $314,987)
Ecuador (Rep of) 9.375%, 12/15/2015		310,000	320,075	0.06
			320,075	0.06
Egypt (Cost $931,884)
Egypt (Rep of) 5.750%, 04/29/2020		200,000	190,000	0.03
Egypt (Rep of) 6.875%, 04/30/2040		480,000	451,200	0.08
Nile Finance Ltd. 5.250%, 08/05/2015		300,000	292,500	0.05
			933,700	0.16
El Salvador (Cost $3,156,985)
El Salvador (Rep of) 7.375%, 12/01/2019		430,000	507,185	0.09
El Salvador (Rep of) 5.875%, 01/30/2025		390,000	412,425	0.07
El Salvador (Rep of) 8.250%, 04/10/2032		160,000	202,400	0.04
El Salvador (Rep of) 7.650%, 06/15/2035		555,000	653,513	0.11
El Salvador (Rep of) 7.625%, 02/01/2041		750,000	883,125	0.16
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		650,000	702,000	0.12
			3,360,648	0.59
Georgia (Cost $1,304,809)
Georgia (Rep of) 6.875%, 04/12/2021		830,000	979,400	0.17
Georgian Railway JSC 7.750%, 07/11/2022		370,000	432,900	0.08
			1,412,300	0.25
Ghana (Cost $1,722,008)
Ghana (Rep of) 24.000%, 05/25/2015	GHS	180,000	109,050	0.02
Ghana (Rep of) 21.000%, 10/26/2015	GHS	1,690,000	986,743	0.17
Ghana (Rep of) 8.500%, 10/04/2017		640,000	744,000	0.13
			1,839,793	0.32
Hong Kong (Cost $1,032,415)
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		1,100,000	1,185,195	0.21
			1,185,195	0.21

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hungary (Cost $11,536,398)
Hungary (Rep of) 5.500%, 02/12/2016	HUF	850,000,000	$3,952,784	0.70
Hungary (Rep of) 6.750%, 11/24/2017	HUF	565,000,000	2,728,065	0.48
Hungary (Rep of) 6.250%, 01/29/2020		950,000	1,042,625	0.18
Hungary (Rep of) 6.375%, 03/29/2021		1,156,000	1,260,040	0.22
Hungary (Rep of) 7.000%, 06/24/2022	HUF	330,000,000	1,603,049	0.28
Hungary (Rep of) 7.625%, 03/29/2041		1,360,000	1,587,800	0.28
			12,174,363	2.14
India (Cost $3,461,457)
India (Rep of) 8.330%, 07/09/2026	INR	30,000,000	578,439	0.10
Reliance Holdings USA, Inc. 6.250%, 10/19/2040		1,000,000	1,134,848	0.20
Vedanta Resources PLC 8.250%, 06/07/2021		1,800,000	2,070,000	0.37
			3,783,287	0.67
Indonesia (Cost $11,934,293)
Indo Energy Finance II B.V. 6.375%, 01/24/2023(3)		400,000	408,000	0.07
Indonesia (Rep of) 6.750%, 03/10/2014		105,000	110,775	0.02
Indonesia (Rep of) 7.500%, 01/15/2016		740,000	853,775	0.15
Indonesia (Rep of) 6.875%, 01/17/2018		850,000	1,023,145	0.18
Indonesia (Rep of) 11.625%, 03/04/2019		480,000	715,200	0.13
Indonesia (Rep of) 5.875%, 03/13/2020		670,000	797,300	0.14
Indonesia (Rep of) 4.875%, 05/05/2021		600,000	678,000	0.12
Indonesia (Rep of) 8.500%, 10/12/2035		600,000	921,000	0.16
Indonesia (Rep of) 6.625%, 02/17/2037		550,000	699,875	0.12
Indonesia (Rep of) 7.750%, 01/17/2038		650,000	934,375	0.16
Majapahit Holding B.V. 7.750%, 10/17/2016		840,000	984,900	0.17
Majapahit Holding B.V. 8.000%, 08/07/2019		530,000	667,800	0.12
Majapahit Holding B.V. 7.750%, 01/20/2020		410,000	510,450	0.09
Pertamina Persero PT 6.000%, 05/03/2042		850,000	918,000	0.16
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		860,000	958,900	0.17
Perusahaan Listrik Negara PT 5.250%, 10/24/2042		200,000	198,000	0.04
Star Energy Geothermal Wayang Windu Ltd. 11.500%, 02/12/2015		800,000	848,000	0.15
			12,227,495	2.15
Iraq (Cost $2,043,251)
Iraq (Rep of) 5.800%, 01/15/2028		2,330,000	2,236,800	0.39
			2,236,800	0.39
Israel (Cost $1,099,200)
Altice Financing S.A. 7.875%, 12/15/2019		400,000	429,600	0.08
Altice Finco S.A. 9.875%, 12/15/2020		600,000	657,000	0.11
			1,086,600	0.19
Ivory Coast (Cost $2,990,033)
Ivory Coast (Rep of) 5.750%, 12/31/2032		3,880,000	3,705,400	0.65
			3,705,400	0.65
Jamaica (Cost $3,236,527)
Digicel Group Ltd. 8.250%, 09/30/2020		3,000,000	3,345,000	0.59
			3,345,000	0.59
Jordan (Cost $1,293,666)
Jordan (Rep of) 3.875%, 11/12/2015		1,320,000	1,287,000	0.23
			1,287,000	0.23
Kazakhstan (Cost $12,511,740)
ATF Bank JSC 9.000%, 05/11/2016		800,000	785,080	0.14
BTA Bank JSC 5.500%, 12/21/2022(3)		91,634	64,602	0.01
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		600,000	613,500	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kazakhstan - (continued)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		1,700,000	$1,887,000	0.33
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		1,090,000	1,302,550	0.23
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		900,000	1,122,750	0.20
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250%, 05/20/2015		690,000	738,300	0.13
Kazkommertsbank JSC 8.500%, 05/11/2018		3,050,000	2,955,450	0.52
KazMunaiGaz Finance Sub B.V. 11.750%, 01/23/2015		610,000	715,225	0.13
KazMunaiGaz Finance Sub B.V. 9.125%, 07/02/2018		670,000	865,305	0.15
KazMunaiGaz Finance Sub B.V. 7.000%, 05/05/2020		490,000	596,575	0.10
KazMunaiGaz Finance Sub B.V. 6.375%, 04/09/2021		450,000	535,500	0.09
Zhaikmunai L.P. Via Zhaikmunai International B.V. 7.125%, 11/13/2019		900,000	965,250	0.17
			13,147,087	2.31
Kuwait (Cost $784,992)
Kuwait Projects Co. 9.375%, 07/15/2020		700,000	908,250	0.16
			908,250	0.16
Latvia (Cost $1,029,525)
Latvia (Rep of) 2.750%, 01/12/2020		1,050,000	1,026,375	0.18
			1,026,375	0.18
Lebanon (Cost $4,003,388)
Lebanon (Rep of) 5.150%, 11/12/2018		456,000	458,280	0.08
Lebanon (Rep of) 6.375%, 03/09/2020		1,063,000	1,116,150	0.20
Lebanon (Rep of) 8.250%, 04/12/2021		310,000	359,600	0.06
Lebanon (Rep of) 6.100%, 10/04/2022		1,505,000	1,542,625	0.27
Lebanon (Rep of) 6.600%, 11/27/2026		540,000	561,600	0.10
			4,038,255	0.71
Lithuania (Cost $5,223,112)
Lithuania (Rep of) 5.125%, 09/14/2017		710,000	791,650	0.14
Lithuania (Rep of) 7.375%, 02/11/2020		1,100,000	1,402,500	0.25
Lithuania (Rep of) 6.125%, 03/09/2021		720,000	865,800	0.15
Lithuania (Rep of) 6.625%, 02/01/2022		2,020,000	2,514,900	0.44
			5,574,850	0.98
Malaysia (Cost $10,750,902)
Malaysia (Rep of) 4.262%, 09/15/2016	MYR	2,700,000	901,446	0.16
Malaysia (Rep of) 4.012%, 09/15/2017	MYR	3,700,000	1,230,310	0.22
Malaysia (Rep of) 3.314%, 10/31/2017	MYR	5,500,000	1,775,595	0.31
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	4,600,000	1,483,592	0.26
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	6,500,000	2,181,590	0.38
Malaysia (Rep of) 3.502%, 05/31/2027	MYR	2,100,000	660,294	0.12
Petronas Capital Ltd. 5.250%, 08/12/2019		550,000	646,906	0.11
Petronas Capital Ltd. 7.875%, 05/22/2022		440,000	620,099	0.11
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		1,000,000	1,137,180	0.20
			10,637,012	1.87
Mexico (Cost $32,836,568)
Cemex Espana Luxembourg 9.250%, 05/12/2020		4,020,000	4,321,500	0.76
Comision Federal de Electricidad 4.875%, 05/26/2021		870,000	965,700	0.17
Comision Federal de Electricidad 5.750%, 02/14/2042		600,000	666,000	0.12
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022		800,000	818,800	0.14
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020		1,250,000	1,300,000	0.23
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		400,000	388,000	0.07
Mexican Bonos 7.500%, 06/03/2027	MXN	26,600,000	2,491,303	0.44
Mexican Bonos 8.500%, 05/31/2029	MXN	22,460,000	2,280,420	0.40

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Mexican Bonos 7.750%, 05/29/2031	MXN	24,950,000	$2,365,183	0.42
Mexican Bonos 10.000%, 11/20/2036	MXN	19,500,000	2,279,105	0.40
Mexican Bonos 8.500%, 11/18/2038	MXN	24,200,000	2,492,791	0.44
Mexican Bonos 7.750%, 11/13/2042	MXN	7,300,000	697,904	0.12
Mexico (Rep of) 5.625%, 01/15/2017		298,000	346,127	0.06
Mexico (Rep of) 5.950%, 03/19/2019		406,000	491,260	0.09
Mexico (Rep of) 5.125%, 01/15/2020		640,000	748,800	0.13
Mexico (Rep of) 3.625%, 03/15/2022		466,000	499,785	0.09
Mexico (Rep of) 6.750%, 09/27/2034		1,060,000	1,436,300	0.25
Mexico (Rep of) 6.050%, 01/11/2040		1,602,000	2,006,505	0.35
Mexico (Rep of) 4.750%, 03/08/2044		990,000	1,040,985	0.18
Mexico (Rep of) 5.750%, 10/12/2110		804,000	898,470	0.16
NII Capital Corp. 7.625%, 04/01/2021		2,500,000	1,962,500	0.35
Pemex Project Funding Master Trust 5.750%, 03/01/2018		392,000	451,780	0.08
Petroleos Mexicanos 8.000%, 05/03/2019		540,000	691,200	0.12
Petroleos Mexicanos 6.000%, 03/05/2020		317,000	372,475	0.07
Petroleos Mexicanos 6.500%, 06/02/2041		838,000	986,745	0.17
Petroleos Mexicanos 5.500%, 06/27/2044		194,000	199,335	0.03
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022		1,350,000	1,123,875	0.20
			34,322,848	6.04
Mongolia (Cost $1,740,039)
Mongolia (Rep of) 5.125%, 12/05/2022		470,000	451,200	0.08
Mongolian Mining Corp. 8.875%, 03/29/2017		1,250,000	1,281,250	0.22
			1,732,450	0.30
Morocco (Cost $1,542,650)
Morocco (Rep of) 4.250%, 12/11/2022		900,000	918,000	0.16
Morocco (Rep of) 5.500%, 12/11/2042		600,000	613,500	0.11
			1,531,500	0.27
Nigeria (Cost $8,510,577)
Afren PLC 11.500%, 02/01/2016		1,500,000	1,747,500	0.31
Afren PLC 10.250%, 04/08/2019		1,200,000	1,416,000	0.25
Nigeria (Fed Rep of) 6.750%, 01/28/2021		600,000	717,000	0.13
Nigeria (Fed Rep of) 16.390%, 01/27/2022	NGN	151,500,000	1,240,247	0.22
Nigeria Treasury Bill 12.314%, 03/21/2013(5)	NGN	30,000,000	188,067	0.03
Nigeria Treasury Bill 16.085%, 03/28/2013(5)	NGN	60,000,000	374,737	0.06
Nigeria Treasury Bill 17.034%, 04/04/2013(5)	NGN	72,000,000	448,604	0.08
Nigeria Treasury Bill 16.256%, 04/11/2013(5)	NGN	91,000,000	565,845	0.10
Nigeria Treasury Bill 15.775%, 04/25/2013(5)	NGN	97,500,000	604,283	0.11
Nigeria Treasury Bill 16.965%, 08/08/2013(5)	NGN	146,900,000	886,233	0.15
Nigeria Treasury Bill 15.072%, 10/10/2013(5)	NGN	143,100,000	843,684	0.15
			9,032,200	1.59
Pakistan (Cost $784,124)
Pakistan (Rep of) 7.125%, 03/31/2016		750,000	691,875	0.12
Pakistan (Rep of) 6.875%, 06/01/2017		120,000	107,700	0.02
			799,575	0.14
Panama (Cost $2,868,647)
Panama (Rep of) 7.125%, 01/29/2026		620,000	840,100	0.15
Panama (Rep of) 8.875%, 09/30/2027		320,000	495,200	0.09
Panama (Rep of) 9.375%, 04/01/2029		430,000	701,975	0.12
Panama (Rep of) 6.700%, 01/26/2036		624,000	837,720	0.15
			2,874,995	0.51

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Paraguay (Cost $979,400)
Paraguay (Rep of) 4.625%, 01/25/2023(3)		650,000	$643,500	0.11
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		300,000	325,500	0.06
			969,000	0.17
Peru (Cost $6,252,206)
Peru (Rep of) 8.375%, 05/03/2016		440,000	533,500	0.09
Peru (Rep of) 8.600%, 08/12/2017	PEN	1,400,000	680,635	0.12
Peru (Rep of) 7.125%, 03/30/2019		260,000	332,800	0.06
Peru (Rep of) 7.840%, 08/12/2020	PEN	1,800,000	877,887	0.15
Peru (Rep of) 7.350%, 07/21/2025		1,150,000	1,621,500	0.29
Peru (Rep of) 8.200%, 08/12/2026	PEN	900,000	488,671	0.09
Peru (Rep of) 6.950%, 08/12/2031	PEN	900,000	439,431	0.08
Peru (Rep of) 8.750%, 11/21/2033		868,000	1,443,050	0.25
			6,417,474	1.13
Philippines (Cost $11,308,010)
Philippines (Rep of) 8.375%, 06/17/2019		370,000	502,738	0.09
Philippines (Rep of) 4.000%, 01/15/2021		1,020,000	1,124,550	0.20
Philippines (Rep of) 3.900%, 11/26/2022	PHP	17,000,000	449,183	0.08
Philippines (Rep of) 10.625%, 03/16/2025		628,000	1,067,600	0.19
Philippines (Rep of) 5.500%, 03/30/2026		1,480,000	1,814,850	0.32
Philippines (Rep of) 9.500%, 02/02/2030		730,000	1,205,412	0.21
Philippines (Rep of) 7.750%, 01/14/2031		490,000	712,950	0.13
Philippines (Rep of) 6.375%, 10/23/2034		960,000	1,281,600	0.22
Philippines (Rep of) 6.250%, 01/14/2036	PHP	32,000,000	998,894	0.18
Philippines (Rep of) 5.000%, 01/13/2037		550,000	631,812	0.11
Power Sector Assets & Liabilities Management Corp. 7.250%, 05/27/2019		420,000	533,400	0.09
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		1,010,000	1,381,175	0.24
			11,704,164	2.06
Poland (Cost $29,718,771)
CEDC Finance Corp. International, Inc. 8.875%, 12/01/2016	EUR	1,680,000	1,380,068	0.24
Eileme 2 AB 11.625%, 01/31/2020		1,900,000	2,237,250	0.39
Eileme 2 AB 11.750%, 01/31/2020	EUR	1,100,000	1,732,553	0.31
Poland (Rep of) 5.000%, 04/25/2016	PLN	6,800,000	2,311,323	0.41
Poland (Rep of) 3.000%, 08/24/2016	PLN	8,760,000	3,840,431	0.68
Poland (Rep of) 4.750%, 10/25/2016	PLN	3,350,000	1,137,312	0.20
Poland (Rep of) 4.750%, 04/25/2017	PLN	12,080,000	4,118,697	0.72
Poland (Rep of) 6.375%, 07/15/2019		1,310,000	1,621,780	0.29
Poland (Rep of) 5.750%, 10/25/2021	PLN	10,200,000	3,768,905	0.66
Poland (Rep of) 5.000%, 03/23/2022		1,950,000	2,242,500	0.39
Poland (Rep of) 5.750%, 09/23/2022	PLN	1,720,000	640,632	0.11
Poland (Rep of) 3.000%, 03/17/2023		1,110,000	1,073,925	0.19
Poland (Rep of) 2.750%, 08/25/2023	PLN	1,760,000	722,712	0.13
Poland (Rep of) 4.000%, 10/25/2023	PLN	5,500,000	1,791,076	0.32
Poland (Rep of) 5.750%, 04/25/2029	PLN	3,280,000	1,271,849	0.22
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	1,100,000	1,616,800	0.28
			31,507,813	5.54
Qatar (Cost $2,594,114)
Qatar (Rep of) 6.400%, 01/20/2040		840,000	1,136,100	0.20
Qatar (Rep of) 5.750%, 01/20/2042		1,250,000	1,571,875	0.28
			2,707,975	0.48

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Romania (Cost $4,193,266)
Romania (Rep of) 5.850%, 07/28/2014	RON	2,930,000	$908,417	0.16
Romania (Rep of) 5.900%, 07/26/2017	RON	1,460,000	455,643	0.08
Romania (Rep of) 6.750%, 02/07/2022		1,370,000	1,649,453	0.29
Romania Treasury Bills 6.121%, 01/08/2014(5)	RON	5,250,000	1,542,314	0.27
			4,555,827	0.80
Russian Federation (Cost $55,329,971)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		650,000	705,250	0.12
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		750,000	801,562	0.14
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018(3)		700,000	703,150	0.12
Evraz Group S.A. 6.750%, 04/27/2018		2,700,000	2,821,500	0.50
Lukoil International Finance B.V. 6.125%, 11/09/2020		400,000	457,000	0.08
Lukoil International Finance B.V. 6.656%, 06/07/2022		500,000	603,750	0.11
Metalloinvest Finance Ltd. 6.500%, 07/21/2016		800,000	841,600	0.15
Promsvyazbank OJSC Via PSB Finance S.A. 8.500%, 04/25/2017		400,000	425,000	0.07
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		750,000	795,000	0.14
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 9.000%, 06/11/2014		300,000	326,460	0.06
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		430,000	512,775	0.09
Russian Federal Bond - OFZ 7.350%, 01/20/2016	RUB	179,540,000	6,207,955	1.09
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	18,000,000	615,774	0.11
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	120,820,000	4,231,035	0.74
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	101,105,000	3,531,884	0.62
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	113,250,000	4,001,334	0.70
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	103,546,000	3,653,712	0.64
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	53,700,000	1,915,429	0.34
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	32,180,000	1,147,295	0.20
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	27,705,000	1,024,352	0.18
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		500,000	569,375	0.10
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		404,000	795,880	0.14
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		3,594,450	4,493,062	0.79
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042		1,800,000	2,110,500	0.37
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		1,100,000	1,186,790	0.21
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		700,000	720,300	0.13
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		2,500,000	2,659,625	0.47
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		7,000,000	8,015,000	1.41
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		650,000	716,105	0.13
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		2,500,000	3,006,250	0.53
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		370,000	448,625	0.08
			60,043,329	10.56

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Saudi Arabia (Cost $1,702,264)
Dar Al-Arkan International Sukuk Co. II 10.750%, 02/18/2015		1,600,000	$1,748,000	0.31
			1,748,000	0.31
Senegal (Cost $909,236)
Senegal (Rep of) 8.750%, 05/13/2021		800,000	972,000	0.17
			972,000	0.17
Serbia (Cost $837,483)
Serbia (Rep of) 7.250%, 09/28/2021		810,000	941,625	0.17
			941,625	0.17
Singapore (Cost $1,158,620)
MMI International Ltd. 8.000%, 03/01/2017		1,100,000	1,133,000	0.20
			1,133,000	0.20
South Africa (Cost $27,011,869)
African Bank Ltd. 8.125%, 02/24/2017		700,000	777,000	0.14
Edcon Pty Ltd., FRN 3.433%, 06/15/2014	EUR	700,000	917,194	0.16
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	2,050,000	2,479,360	0.44
Sappi Papier Holding GmbH 8.375%, 06/15/2019		900,000	1,017,000	0.18
South Africa (Rep of) 13.500%, 09/15/2015	ZAR	10,800,000	1,444,390	0.25
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	19,200,000	2,358,883	0.41
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	23,200,000	2,841,493	0.50
South Africa (Rep of) 6.875%, 05/27/2019		670,000	824,100	0.14
South Africa (Rep of) 5.500%, 03/09/2020		1,180,000	1,358,475	0.24
South Africa (Rep of) 5.875%, 05/30/2022		540,000	641,250	0.11
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	33,800,000	4,020,647	0.71
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	14,800,000	2,104,575	0.37
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	29,340,000	3,001,864	0.53
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	8,140,000	727,320	0.13
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	8,700,000	790,425	0.14
South Africa (Rep of) 6.250%, 03/08/2041		590,000	726,467	0.13
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	10,800,000	1,257,871	0.22
			27,288,314	4.80
South Korea (Cost $385,419)
Korea (Rep of) 7.125%, 04/16/2019		310,000	399,813	0.07
			399,813	0.07
Sri Lanka (Cost $2,245,444)
Bank of Ceylon 6.875%, 05/03/2017		200,000	213,000	0.04
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	107,000	0.02
Sri Lanka (Rep of) 6.250%, 10/04/2020		830,000	896,400	0.16
Sri Lanka (Rep of) 6.250%, 07/27/2021		800,000	869,802	0.15
Sri Lanka (Rep of) 5.875%, 07/25/2022		200,000	211,000	0.03
			2,297,202	0.40
Thailand (Cost $5,411,004)
Thailand (Rep of) 3.250%, 06/16/2017	THB	67,000,000	2,255,413	0.40
Thailand (Rep of) 1.200%, 07/14/2021	THB	23,900,000	851,392	0.15
Thailand (Rep of) 3.650%, 12/17/2021	THB	39,000,000	1,316,548	0.23
Thailand (Rep of) 3.580%, 12/17/2027	THB	35,000,000	1,113,919	0.19
			5,537,272	0.97
Turkey (Cost $20,021,311)
Turkey (Rep of) 9.000%, 05/21/2014	TRY	2,700,000	2,264,906	0.40
Turkey (Rep of) 7.000%, 09/26/2016		890,000	1,035,515	0.18
Turkey (Rep of) 7.500%, 07/14/2017		350,000	422,975	0.07
Turkey (Rep of) 6.750%, 04/03/2018		2,040,000	2,432,700	0.43
Turkey (Rep of) 7.000%, 03/11/2019		670,000	820,750	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 7.500%, 11/07/2019		400,000	$508,000	0.09
Turkey (Rep of) 4.000%, 04/01/2020	TRY	1,700,000	1,423,046	0.25
Turkey (Rep of) 5.625%, 03/30/2021		630,000	733,900	0.13
Turkey (Rep of) 3.000%, 02/23/2022	TRY	6,700,000	4,738,954	0.83
Turkey (Rep of) 3.250%, 03/23/2023		650,000	623,870	0.11
Turkey (Rep of) 7.375%, 02/05/2025		1,074,000	1,413,384	0.25
Turkey (Rep of) 11.875%, 01/15/2030		370,000	703,000	0.12
Turkey (Rep of) 8.000%, 02/14/2034		540,000	781,650	0.14
Turkey (Rep of) 6.875%, 03/17/2036		680,000	880,600	0.16
Turkey (Rep of) 7.250%, 03/05/2038		380,000	518,700	0.09
Turkey (Rep of) 6.750%, 05/30/2040		920,000	1,197,104	0.21
Turkey (Rep of) 6.000%, 01/14/2041		600,000	714,000	0.13
			21,213,054	3.73
Ukraine (Cost $19,014,007)
DTEK Finance B.V. 9.500%, 04/28/2015		1,500,000	1,545,000	0.27
Ferrexpo Finance PLC 7.875%, 04/07/2016		2,500,000	2,518,750	0.44
Financing of Infrastrucural Projects State Enterprise 9.000%, 12/07/2017		650,000	677,625	0.12
Metinvest B.V. 10.250%, 05/20/2015		3,000,000	3,172,500	0.56
MHP S.A. 10.250%, 04/29/2015		2,850,000	2,992,500	0.53
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		590,000	606,225	0.11
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		600,000	590,520	0.10
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		600,000	561,000	0.10
Ukraine (Rep of) 6.875%, 09/23/2015		420,000	423,150	0.07
Ukraine (Rep of) 6.250%, 06/17/2016		600,000	600,000	0.11
Ukraine (Rep of) 6.580%, 11/21/2016		530,000	535,300	0.09
Ukraine (Rep of) 9.250%, 07/24/2017		2,450,000	2,664,375	0.47
Ukraine (Rep of) 7.750%, 09/23/2020		1,300,000	1,352,000	0.24
Ukraine (Rep of) 7.800%, 11/28/2022		600,000	621,000	0.11
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		970,000	977,275	0.17
			19,837,220	3.49
United Arab Emirates (Cost $15,293,920)
Atlantic Finance Ltd. 10.750%, 05/27/2014		1,500,000	1,631,250	0.29
DP World Ltd. 6.850%, 07/02/2037		3,100,000	3,565,000	0.63
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		980,000	1,046,150	0.18
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	1,900,000	2,576,724	0.45
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,350,000	2,141,100	0.38
Emaar Sukuk Ltd. 6.400%, 07/18/2019		950,000	1,033,125	0.18
Emirate of Dubai (Rep of) 6.700%, 10/05/2015		610,000	671,000	0.12
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		3,000,000	3,787,500	0.66
			16,451,849	2.89
Uruguay (Cost $7,842,603)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	12,120,000	1,175,007	0.21
Uruguay (Rep of) 8.000%, 11/18/2022		835,854	1,157,658	0.20
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	8,950,000	860,590	0.15
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	15,090,000	1,050,014	0.18
Uruguay (Rep of) 7.875%, 01/15/2033		1,111,000	1,638,725	0.29
Uruguay (Rep of) 7.625%, 03/21/2036		645,000	949,762	0.17
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	5,940,000	538,378	0.10
Uruguay (Rep of) 4.125%, 11/20/2045		1,103,300	1,037,102	0.18

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay - (continued)
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	100,000	$5,223	—
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	14,108	—
			8,426,567	1.48
Venezuela (Cost $9,472,067)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		600,000	520,500	0.09
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		380,000	431,300	0.08
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		1,510,000	1,087,200	0.19
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		70,000	49,175	0.01
Venezuela (Rep of) 8.500%, 10/08/2014		290,000	297,250	0.05
Venezuela (Rep of) 7.750%, 10/13/2019		610,000	589,565	0.10
Venezuela (Rep of) 6.000%, 12/09/2020		400,000	344,000	0.06
Venezuela (Rep of) 12.750%, 08/23/2022		982,000	1,178,400	0.21
Venezuela (Rep of) 9.000%, 05/07/2023		620,000	615,350	0.11
Venezuela (Rep of) 8.250%, 10/13/2024		510,000	481,950	0.09
Venezuela (Rep of) 7.650%, 04/21/2025		395,000	359,450	0.06
Venezuela (Rep of) 11.750%, 10/21/2026		1,507,000	1,708,185	0.30
Venezuela (Rep of) 9.250%, 09/15/2027		740,000	752,950	0.13
Venezuela (Rep of) 9.250%, 05/07/2028		861,000	856,695	0.15
Venezuela (Rep of) 11.950%, 08/05/2031		1,558,000	1,787,805	0.31
			11,059,775	1.94
Vietnam (Cost $1,057,687)
Vietnam (Rep of) 6.875%, 01/15/2016		520,000	572,000	0.10
Vietnam (Rep of) 6.750%, 01/29/2020		460,000	529,000	0.09
			1,101,000	0.19
Zambia (Cost $301,254)
Zambia (Rep of) 5.375%, 09/20/2022		300,000	307,500	0.05
			307,500	0.05
Total Debt Securities (Cost $469,887,732)			491,474,021	86.41

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Kazakhstan (Cost $624,700)
BTA Bank JSC GDR (Registered)		34,532	$34,328	0.01
			34,328	0.01
Total Equity Securities (Cost $624,700)			34,328	0.01

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 08/23/2014		1,308,684	$111,238	0.02
			111,238	0.02
Total Warrants (Cost $27,482)			111,238	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Short-Term Investments
ABN Amro Bank Jersey, Time Deposit 0.100%, 02/07/2013		17,000,000	$17,000,000	2.99
Landesbank Hessen-Thuerin, Time Deposit 0.160%, 02/01/2013		5,000,000	5,000,000	0.88
Riyad Bank London, Time Deposit 0.140%, 02/06/2013		25,000,000	25,000,000	4.40
Ronesans Holding, Time Deposit, FRN 8.850%, 12/18/2015	TRY	610,000	353,427	0.06
Total Short-Term Investments (Cost $47,341,995)			47,353,427	8.33

Total Investments in Securities (Cost $517,881,909)			538,973,014	94.77

Fully Funded Total Return Swaps

India (Cost $6,597,513)
India (Rep of), Issued by Credit Suisse 7.830% 04/11/2018	INR	14,000,000	261,866	0.05
India (Rep of), Issued by HSBC 7.490% 04/16/2017	INR	1,130,000	20,967	—
India (Rep of), Issued by HSBC 7.830% 04/11/2018	INR	11,700,000	218,845	0.04
India (Rep of), Issued by Standard Chartered 7.830% 04/11/2018	INR	80,000,000	1,528,045	0.27
India (Rep of), Issued by Standard Chartered 8.190% 01/16/2020	INR	79,000,000	1,501,520	0.26
India (Rep of), Issued by Standard Chartered 7.800% 04/11/2021	INR	116,000,000	2,156,473	0.38
India (Rep of), Issued by Standard Chartered 8.330% 07/09/2026	INR	33,000,000	636,283	0.11
Rural Electrification Corp. Ltd., Issued by HSBC 9.350% 10/19/2016	INR	18,000,000	341,097	0.06
			6,665,096	1.17
Indonesia (Cost $10,019,876)
Indonesia (Rep of) 12.800% 06/15/2021	IDR	17,200,000,000	2,654,844	0.47
Indonesia (Rep of) 8.375% 09/15/2026	IDR	9,100,000,000	1,124,334	0.20
Indonesia (Rep of) 10.500% 08/15/2030	IDR	32,000,000,000	4,700,557	0.82
Indonesia (Rep of) 10.500% 08/15/2030	IDR	5,300,000,000	778,530	0.14
Indonesia (Rep of) 8.250% 06/15/2032	IDR	5,800,000,000	709,077	0.12
			9,967,342	1.75
Total Fully Funded Total Return Swaps (Cost $16,617,389)			16,632,438	2.92

Total Investments (Total Cost $534,499,298)			555,605,452	97.69

Other Assets Less Liabilities			13,132,728	2.31

Net Assets			$568,738,180	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Zero coupon bond reflects effective yield on the date of purchase.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Percentages shown are based on net assets.

At January 31, 2013, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2013	HSBC Bank PLC	Brazilian Real	9,426,089	United States Dollar	4,628,573	$103,032
02/04/2013	Union Bank of Switzerland - London	Brazilian Real	11,272,370	United States Dollar	5,400,000	258,382
02/04/2013	Bank of America Los Angeles	United States Dollar	526,050	Brazilian Real	1,080,245	(16,199)
02/04/2013	Barclays Wholesale GTS	United States Dollar	510,000	Brazilian Real	1,043,460	(13,785)
02/04/2013	Barclays Wholesale GTS	United States Dollar	620,000	Brazilian Real	1,271,310	(18,158)
02/04/2013	Barclays Wholesale GTS	United States Dollar	3,139,563	Brazilian Real	6,400,000	(73,039)
02/04/2013	HSBC Bank PLC	United States Dollar	525,974	Brazilian Real	1,080,245	(16,276)
02/04/2013	Morgan Stanley & Co. International	United States Dollar	4,800,000	Brazilian Real	9,823,200	(130,943)
02/08/2013	CSFB Global Foreign Exchange London	Russian Ruble	70,402,459	United States Dollar	2,317,548	25,296
02/11/2013	Deutsche Bank London	Indian Rupee	219,980,800	United States Dollar	4,160,000	(33,173)
02/11/2013	Standard Chartered London	Indian Rupee	72,530,780	United States Dollar	1,358,000	2,673
02/11/2013	Standard Chartered London	United States Dollar	2,081,733	Indian Rupee	113,797,933	(53,110)
02/11/2013	Union Bank of Switzerland - London	United States Dollar	310,000	Indian Rupee	16,665,600	(2,646)
02/14/2013	Union Bank of Switzerland - London	Thai Baht	146,651,612	United States Dollar	4,808,565	105,296
02/14/2013	Chase Manhattan Bank London	United States Dollar	145,000	Thai Baht	4,316,940	352
02/14/2013	Deutsche Bank London	United States Dollar	145,000	Thai Baht	4,317,375	338
02/15/2013	Bank of America Los Angeles	Colombian Peso	895,869,250	United States Dollar	503,071	960
02/15/2013	HSBC Bank PLC	Colombian Peso	3,333,310,000	United States Dollar	1,871,038	4,339
02/15/2013	Barclays Wholesale GTS	Indonesian Rupiah	5,188,700,000	United States Dollar	530,000	1,764
02/15/2013	Union Bank of Switzerland - London	Indonesian Rupiah	21,131,315,900	United States Dollar	2,151,208	14,435
02/15/2013	Deutsche Bank London	Korean Won	3,826,857,860	United States Dollar	3,506,375	6,236
02/15/2013	Chase Manhattan Bank London	Mexican Peso	57,049,397	United States Dollar	4,258,053	222,401
02/15/2013	Deutsche Bank London	Mexican Peso	49,200,000	United States Dollar	3,757,647	106,344
02/15/2013	Deutsche Bank London	Mexican Peso	37,426,710	United States Dollar	2,853,000	86,359
02/15/2013	Union Bank of Switzerland - London	Mexican Peso	14,000,000	United States Dollar	1,068,083	31,427
02/15/2013	Deutsche Bank London	Peruvian Neuevo Sol	1,926,024	United States Dollar	746,781	(1,185)
02/15/2013	HSBC Bank PLC	Peruvian Neuevo Sol	407,760	United States Dollar	160,000	(2,149)
02/15/2013	HSBC Bank PLC	Philippine Peso	20,590,000	United States Dollar	500,000	5,928
02/15/2013	Union Bank of Switzerland - London	Philippine Peso	60,549,349	United States Dollar	1,474,871	12,920
02/15/2013	Deutsche Bank London	United States Dollar	170,000	Chilean Peso	80,520,500	(469)
02/15/2013	Deutsche Bank London	United States Dollar	847,692	Colombian Peso	1,496,694,249	5,627
02/15/2013	Deutsche Bank London	United States Dollar	120,000	Colombian Peso	213,480,000	(107)
02/15/2013	Union Bank of Switzerland - London	United States Dollar	4,624,640	Colombian Peso	8,350,943,068	(73,743)
02/15/2013	Chase Manhattan Bank London	United States Dollar	1,450,000	Indonesian Rupiah	14,449,250,000	(30,831)
02/15/2013	Union Bank of Switzerland - London	United States Dollar	1,060,000	Indonesian Rupiah	10,356,200,000	(1,355)
02/15/2013	Standard Chartered London	United States Dollar	3,389,301	Korean Won	3,656,377,860	33,170
02/15/2013	Standard Chartered London	United States Dollar	160,000	Korean Won	170,480,000	3,519
02/15/2013	Bank of America Los Angeles	United States Dollar	666,337	Mexican Peso	8,673,048	(14,813)
02/15/2013	Deutsche Bank London	United States Dollar	5,640,000	Mexican Peso	71,770,692	3,388
02/15/2013	Deutsche Bank London	United States Dollar	780,000	Mexican Peso	9,905,142	2,086
02/21/2013	Deutsche Bank London	Euro	1,676,860	United States Dollar	2,236,382	40,718
02/21/2013	Deutsche Bank London	United States Dollar	1,864,689	British Pound	1,157,501	29,094
02/21/2013	Deutsche Bank London	United States Dollar	14,209,187	Euro	10,759,881	(402,237)
02/22/2013	Deutsche Bank London	Taiwan Dollar	49,541,994	United States Dollar	1,709,996	(33,092)
02/22/2013	Barclays Wholesale GTS	United States Dollar	390,000	Malaysian Ringgit	1,187,355	8,385
02/22/2013	Chase Manhattan Bank London	United States Dollar	680,000	Taiwan Dollar	19,692,800	13,436
02/27/2013	Union Bank of Switzerland - London	Chinese Yuan Renminbi	84,525,936	United States Dollar	13,417,880	48,162
02/27/2013	Chase Manhattan Bank London	United States Dollar	50,000	Chinese Yuan Renminbi	313,890	(7)
02/28/2013	Deutsche Bank London	Israeli Shekel	8,188,711	United States Dollar	2,200,450	4,820
02/28/2013	ING Bank Amsterdam	Polish Zloty	20,792,037	United States Dollar	6,670,849	37,674
02/28/2013	Union Bank of Switzerland - London	Polish Zloty	9,654,909	United States Dollar	3,095,911	19,232
02/28/2013	HSBC Bank PLC	Romanian Leu	5,453,930	United States Dollar	1,664,306	$18,389
02/28/2013	Barclays Wholesale GTS	Russian Ruble	315,721,157	United States Dollar	10,408,504	64,765

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2013	Barclays Wholesale GTS	Russian Ruble	5,206,368	United States Dollar	167,515	5,193
02/28/2013	Barclays Wholesale GTS	Singapore Dollar	9,844,139	United States Dollar	8,058,596	(105,000)
02/28/2013	Barclays Wholesale GTS	South African Rand	7,732,289	United States Dollar	859,000	2,367
02/28/2013	Union Bank of Switzerland - London	South African Rand	1,705,000	United States Dollar	187,314	2,621
02/28/2013	Deutsche Bank London	Turkish Lira	9,400,610	United States Dollar	5,300,000	27,358
02/28/2013	Deutsche Bank London	Turkish Lira	4,463,354	United States Dollar	2,516,465	12,933
02/28/2013	Deutsche Bank London	Turkish Lira	3,194,439	United States Dollar	1,799,214	11,085
02/28/2013	Deutsche Bank London	United States Dollar	250,000	Singapore Dollar	307,400	1,636
02/28/2013	Deutsche Bank London	United States Dollar	742,983	South African Rand	6,703,223	(3,747)
02/28/2013	HSBC Bank PLC	United States Dollar	364,976	South African Rand	3,285,857	(1,064)
02/28/2013	HSBC Bank PLC	United States Dollar	275,475	South African Rand	2,492,660	(2,204)
02/28/2013	HSBC Bank PLC	United States Dollar	314,268	South African Rand	2,843,688	(2,515)
02/28/2013	HSBC Bank PLC	United States Dollar	1,273,295	South African Rand	11,521,539	(10,189)
02/28/2013	Union Bank of Switzerland - London	United States Dollar	741,646	South African Rand	6,703,223	(5,084)
03/04/2013	Barclays Wholesale GTS	Brazilian Real	5,507,157	United States Dollar	2,591,603	164,831
03/04/2013	Union Bank of Switzerland - London	Brazilian Real	5,507,157	United States Dollar	2,623,830	132,604
03/11/2013	Barclays Wholesale GTS	Indian Rupee	15,999,771	United States Dollar	295,794	2,773
03/11/2013	Northern Trust Securities	Indian Rupee	291,076,000	United States Dollar	5,300,000	131,668
03/11/2013	Standard Chartered London	Indian Rupee	19,796,400	United States Dollar	360,000	9,414
03/11/2013	Barclays Wholesale GTS	United States Dollar	2,800,000	Indian Rupee	154,411,600	(81,421)
03/15/2013	Barclays Wholesale GTS	Mexican Peso	578,359	United States Dollar	44,871	425
03/15/2013	Chase Manhattan Bank London	Mexican Peso	104,129,898	United States Dollar	7,975,147	180,098
03/15/2013	Chase Manhattan Bank London	Mexican Peso	4,684,714	United States Dollar	365,730	1,167
03/15/2013	Goldman Sachs International Ltd. London	Peruvian Neuevo Sol	1,447,974	United States Dollar	569,172	(8,280)
03/15/2013	Citibank London	Philippine Peso	143,900,172	United States Dollar	3,510,000	25,703
03/15/2013	Union Bank of Switzerland - London	United States Dollar	1,257,713	Chilean Peso	597,514,292	(2,048)
03/15/2013	Bank of America Los Angeles	United States Dollar	4,080,000	Mexican Peso	51,807,595	22,533
03/15/2013	Barclays Wholesale GTS	United States Dollar	2,080,000	Mexican Peso	26,406,513	11,895
03/15/2013	Deutsche Bank London	United States Dollar	620,000	Mexican Peso	7,909,340	556
03/15/2013	Standard Chartered London	United States Dollar	570,000	Philippine Peso	23,136,300	1,529
03/18/2013	Barclays Wholesale GTS	Korean Won	2,171,908,900	United States Dollar	2,005,271	(14,421)
03/18/2013	Barclays Wholesale GTS	Malaysian Ringgit	1,003,530	United States Dollar	330,000	(7,966)
03/18/2013	Deutsche Bank London	Malaysian Ringgit	9,228,528	United States Dollar	3,002,417	(40,971)
03/18/2013	Standard Chartered London	United States Dollar	2,009,817	Korean Won	2,171,908,900	18,967
03/18/2013	Deutsche Bank London	United States Dollar	157,414	Malaysian Ringgit	482,300	2,643
03/28/2013	Barclays Wholesale GTS	Singapore Dollar	3,375,255	United States Dollar	2,744,422	(17,403)
03/29/2013	Union Bank of Switzerland - London	Russian Ruble	83,854,654	United States Dollar	2,680,000	88,503
03/29/2013	Barclays Wholesale GTS	United States Dollar	5,410,000	Russian Ruble	164,488,291	(20,662)
04/02/2013	Standard Chartered London	Brazilian Real	16,055,182	United States Dollar	7,631,878	373,177
04/11/2013	Barclays Wholesale GTS	Korean Won	8,280,017,433	United States Dollar	7,744,124	(164,058)
04/11/2013	Bank of America Los Angeles	United States Dollar	6,411,538	Korean Won	7,000,309,482	3,000
04/11/2013	Standard Chartered London	United States Dollar	1,182,615	Korean Won	1,279,707,951	11,087
04/12/2013	Citibank London	Thai Baht	170,508,240	United States Dollar	5,600,000	92,895
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	13,195,850	United States Dollar	2,050,000	65,958
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	17,289,800	United States Dollar	2,710,000	62,424
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	3,513,675	United States Dollar	550,000	13,419
04/15/2013	HSBC Bank PLC	Chinese Offshore Yuan	3,508,450	United States Dollar	550,000	12,581
04/15/2013	Chase Manhattan Bank London	Indian Rupee	147,985,828	United States Dollar	2,645,911	98,872
04/15/2013	HSBC Bank PLC	Malaysian Ringgit	23,126,017	United States Dollar	7,563,207	(154,523)
04/15/2013	HSBC Bank PLC	United States Dollar	27,396	Chinese Offshore Yuan	174,251	(545)
04/15/2013	HSBC Bank PLC	United States Dollar	5,775,607	Chinese Offshore Yuan	37,333,524	(210,834)
04/19/2013	Barclays Wholesale GTS	Mexican Peso	48,218,474	United States Dollar	3,770,739	(7,866)
04/23/2013	Deutsche Bank London	Thai Baht	83,893,600	United States Dollar	2,800,000	(948)
04/25/2013	Deutsche Bank London	Philippine Peso	123,420,000	United States Dollar	3,029,455	5,886
04/30/2013	Deutsche Bank London	Czech Koruna	81,437,199	United States Dollar	4,261,187	49,888
04/30/2013	Deutsche Bank London	Hungarian Forint	423,788,842	United States Dollar	1,888,592	56,621
04/30/2013	Citibank London	Romanian Leu	5,985,997	United States Dollar	1,813,664	18,235
04/30/2013	HSBC Bank PLC	Russian Ruble	25,331,190	United States Dollar	825,739	$5,762
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	80,500,000	United States Dollar	12,500,000	398,422

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	21,906,200	United States Dollar	3,400,000	110,005
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	7,029,000	United States Dollar	1,100,000	26,249
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	2,404,200	United States Dollar	378,049	7,174
05/02/2013	Standard Chartered London	United States Dollar	970,300	Chinese Offshore Yuan	6,222,535	(26,729)
05/02/2013	Standard Chartered London	United States Dollar	16,612,956	Chinese Offshore Yuan	105,616,865	(309,913)
05/03/2013	HSBC Bank PLC	United States Dollar	4,577,771	Brazilian Real	9,426,089	(101,602)
05/17/2013	Deutsche Bank London	Thai Baht	84,350,000	United States Dollar	2,800,000	10,309
06/10/2013	Northern Trust Securities	Polish Zloty	8,185,935	United States Dollar	2,552,919	64,368
06/10/2013	Barclays Wholesale GTS	United States Dollar	1,989,911	Polish Zloty	6,268,917	(14,448)
06/10/2013	Deutsche Bank London	United States Dollar	1,292,972	Polish Zloty	4,079,041	(11,218)
06/10/2013	Union Bank of Switzerland - London	United States Dollar	2,690,000	Polish Zloty	8,512,505	(31,701)
07/17/2013	HSBC Bank PLC	Chinese Offshore Yuan	3,666,015	United States Dollar	573,577	11,511
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	24,998,265	United States Dollar	3,870,000	119,663
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	657,900	United States Dollar	103,051	1,948
07/17/2013	HSBC Bank PLC	United States Dollar	564,393	Chinese Offshore Yuan	3,666,015	(20,694)
07/17/2013	Standard Chartered London	United States Dollar	103,079	Chinese Offshore Yuan	657,900	(1,921)
07/17/2013	Standard Chartered London	United States Dollar	3,883,527	Chinese Offshore Yuan	24,998,265	(106,136)
07/18/2013	Citibank London	Argentine Peso	6,058,800	United States Dollar	1,080,000	(8,113)
10/17/2013	Citibank London	Argentine Peso	6,289,500	United States Dollar	1,050,000	(14,756)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	38,604,157	United States Dollar	5,775,607	255,590
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	174,251	United States Dollar	26,573	651
04/13/2015	HSBC Bank PLC	United States Dollar	93,434	Chinese Offshore Yuan	612,369	(2,237)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,554,650	(5,349)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,565,925	(7,111)
04/13/2015	HSBC Bank PLC	United States Dollar	2,710,000	Chinese Offshore Yuan	17,596,030	(39,060)
04/13/2015	HSBC Bank PLC	United States Dollar	2,050,000	Chinese Offshore Yuan	13,449,435	(51,230)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	105,616,865	United States Dollar	16,100,132	394,374
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	6,222,535	United States Dollar	939,109	32,683
05/04/2015	Standard Chartered London	United States Dollar	1,100,000	Chinese Offshore Yuan	7,158,800	(18,012)
05/04/2015	Standard Chartered London	United States Dollar	3,400,000	Chinese Offshore Yuan	22,343,100	(89,390)
05/04/2015	Standard Chartered London	United States Dollar	12,500,000	Chinese Offshore Yuan	82,337,500	(358,897)
07/17/2015	HSBC Bank PLC	Chinese Offshore Yuan	3,785,666	United States Dollar	564,393	26,042
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	24,998,265	United States Dollar	3,761,400	137,477
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	657,900	United States Dollar	100,038	2,572
07/17/2015	HSBC Bank PLC	United States Dollar	18,198	Chinese Offshore Yuan	119,651	(464)
07/17/2015	HSBC Bank PLC	United States Dollar	557,442	Chinese Offshore Yuan	3,666,015	(14,332)
07/17/2015	Standard Chartered London	United States Dollar	3,870,000	Chinese Offshore Yuan	25,656,165	(131,487)

Total						$1,504,426

At January 31, 2013, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/(Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	9.644%	BRL	1,453,739	01/02/2017	$38,435	HSBC
Brazil CETIP Interbank Deposit Rate	8.270%	BRL	9,466,396	01/02/2017	(61,000)	HSBC
Singapore Offer Rate Fixing 6 Month	1.800%	SGD	2,780,000	10/25/2022	17,827	Barclays Capital
2.600%	Singapore Offer Rate Fixing 6 Month	SGD	1,560,000	10/25/2032	(37,987)	Barclays Capital

					$(42,725)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$172,755,187	$—	$172,755,187
Corporate Convertible Bonds	—	136,587	—	136,587
Common Stock	—	34,328	—	34,328
Government Agencies	—	6,393,380	—	6,393,380
Government Bonds	—	277,538,057	—	277,538,057
Financial Certificates	—	3,216,455	—	3,216,455
Index Linked Corporate Bonds	—	5,108,340	—	5,108,340
Index Linked Government Bonds	—	26,326,015	—	26,326,015
Fully Funded Total Return Swaps	—	16,632,438	—	16,632,438
Short-Term Investments	—	47,353,427	—	47,353,427
Warrants	—	111,238	—	111,238

Total Investments	—	$555,605,452	—	$555,605,452

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,648,292	$—	$4,648,292
Interest Rate Swap Contracts	—	56,262	—	56,262
Purchased Options	209,191	—	—	209,191
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,143,866)	—	(3,143,866)
Interest Rate Swap Contracts	—	(98,987)	—	(98,987)

Total Other Financial Instruments	$209,191	$1,461,701	$—	$1,670,892

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Transactions in Purchased Put Options by the Ashmore Emerging Markets Total Return Fund during the three months ended January 31, 2013, were as follows:

Purchased Put Option Contracts	Number of Contracts	Premium
Options Outstanding at October 31, 2012	—	$—
Options Purchased	10,560,000	209,191

Options Outstanding at January 31, 2013	10,560,000	$209,191

At January 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$534,865,271

Gross tax appreciation of investments	$24,726,509
Gross tax depreciation of investments	(3,986,328)

Net tax appreciation of investments	$20,740,181

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $968,740)
Banco do Brasil S.A.	BRL	15,200	$186,245	1.91
BM&FBovespa S.A.	BRL	7,200	50,402	0.52
Braskem S.A. ADR		4,543	69,053	0.71
Cosan Ltd., Class A		3,800	74,746	0.76
Embraer S.A. ADR		3,595	118,527	1.21
Estacio Participacoes S.A.	BRL	2,900	64,223	0.66
Even Construtora e Incorporadora S.A.	BRL	9,100	44,647	0.46
MRV Engenharia e Participacoes S.A.	BRL	9,000	51,523	0.53
Usinas Siderurgicas de Minas Gerais S.A.	BRL	200	1,120	0.01
Vale S.A.	BRL	5,600	113,218	1.16
Vale S.A. ADR		9,900	199,683	2.04
			973,387	9.97
Chile (Cost $12,512)
Forus S.A.	CLP	3,085	17,674	0.18
			17,674	0.18
China (Cost $2,152,513)
AAC Technologies Holdings, Inc.	HKD	33,000	127,653	1.31
Anhui Conch Cement Co. Ltd., Class H	HKD	31,500	123,678	1.27
Baidu, Inc. ADR		812	87,940	0.90
Belle International Holdings Ltd.	HKD	29,000	64,466	0.66
Brilliance China Automotive Holdings Ltd.	HKD	64,000	85,989	0.88
China Merchants Bank Co. Ltd., Class H	HKD	150,500	360,560	3.69
China Modern Dairy Holdings Ltd.	HKD	195,000	59,591	0.61
China Pacific Insurance Group Co. Ltd., Class H	HKD	24,600	96,111	0.98
China Shenhua Energy Co. Ltd., Class H	HKD	27,500	118,256	1.21
Chow Tai Fook Jewellery Group Ltd.	HKD	68,600	109,330	1.12
CNOOC Ltd.	HKD	120,000	247,879	2.54
Ctrip.com International Ltd. ADR		4,000	79,240	0.81
Dongfeng Motor Group Co. Ltd., Class H	HKD	52,000	84,885	0.87
Industrial & Commercial Bank of China Ltd., Class H	HKD	366,000	275,607	2.82
Intime Department Store Group Co. Ltd.	HKD	57,000	74,967	0.77
New Oriental Education & Technology Group ADR		2,900	49,503	0.51
Ping An Insurance Group Co. of China Ltd., Class H	HKD	23,000	206,263	2.11
Shimao Property Holdings Ltd.	HKD	45,500	100,558	1.03
SINA Corp.		180	9,887	0.10
Weichai Power Co. Ltd., Class H	HKD	12,600	51,990	0.53
			2,414,353	24.72
Hungary (Cost $48,067)
OTP Bank PLC	HUF	2,588	55,654	0.57
			55,654	0.57
India (Cost $265,148)
HDFC Bank Ltd. ADR		1,337	53,774	0.55
ICICI Bank Ltd. ADR		2,276	104,241	1.07
Infosys Ltd. ADR		1,265	66,691	0.68
Reliance Industries Ltd. GDR(2)		2,105	70,475	0.72
			295,181	3.02
Indonesia (Cost $279,958)
Gudang Garam Tbk PT	IDR	7,000	37,264	0.38
Indofood Sukses Makmur Tbk PT	IDR	51,500	31,989	0.33
Indomobil Sukses Internasional Tbk PT	IDR	134,000	70,852	0.73
Perusahaan Gas Negara Persero Tbk PT	IDR	128,000	61,437	0.63
Tambang Batubara Bukit Asam Persero Tbk PT	IDR	10,000	15,914	0.16

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia - (continued)
United Tractors Tbk PT	IDR	18,500	$37,513	0.38
			254,969	2.61
Malaysia (Cost $240,842)
DRB-Hicom Bhd.	MYR	109,000	90,161	0.92
Parkson Retail Group Ltd.	HKD	117,000	90,216	0.93
UEM Land Holdings Bhd.	MYR	55,429	39,248	0.40
			219,625	2.25
Mexico (Cost $400,185)
Alpek S.A. de C.V.	MXN	17,626	43,779	0.45
Cemex Latam Holdings S.A.	COP	5,516	41,632	0.43
Cemex S.A.B. de C.V. ADR		11,219	121,726	1.24
Desarrolladora Homex S.A.B. de C.V. ADR		5,609	81,835	0.84
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	11,100	76,537	0.78
Ternium S.A. ADR		4,715	111,416	1.14
			476,925	4.88
Peru (Cost $11,334)
Cia de Minas Buenaventura S.A.	PEN	268	7,803	0.08
			7,803	0.08
Philippines (Cost $25,899)
Petron Corp.	PHP	101,100	27,285	0.28
			27,285	0.28
Russian Federation (Cost $941,278)
Gazprom OAO ADR		11,304	106,484	1.09
Lukoil OAO ADR		4,390	296,325	3.03
NovaTek OAO GDR (Registered)		220	25,762	0.26
Sberbank of Russia ADR		33,841	499,155	5.11
Sistema JSFC GDR (Registered)		3,365	74,030	0.76
VimpelCom Ltd. ADR		3,002	36,054	0.37
X5 Retail Group N.V. GDR (Registered)		2,902	49,334	0.51
			1,087,144	11.13
South Africa (Cost $214,202)
Exxaro Resources Ltd.	ZAR	1,943	38,235	0.39
Imperial Holdings Ltd.	ZAR	2,136	46,541	0.47
Investec Ltd.	ZAR	6,235	45,022	0.46
Sasol Ltd.	ZAR	1,527	66,111	0.68
Steinhoff International Holdings Ltd.	ZAR	12,529	38,028	0.39
			233,937	2.39
South Korea (Cost $1,358,538)
Doosan Infracore Co. Ltd.	KRW	3,910	57,810	0.59
E-Mart Co. Ltd.	KRW	307	68,227	0.70
Hana Financial Group, Inc.	KRW	3,970	142,186	1.46
Hyundai Heavy Industries Co. Ltd.	KRW	230	45,412	0.46
Hyundai Mobis Co. Ltd.	KRW	333	87,155	0.89
Hyundai Motor Co.	KRW	1,805	339,808	3.48
Kia Motors Corp.	KRW	1,707	81,045	0.83
LG Chem Ltd.	KRW	322	90,042	0.92
LG Display Co. Ltd.	KRW	700	18,835	0.19
Lotte Chemical Corp.	KRW	210	48,695	0.50
NHN Corp.	KRW	341	75,470	0.77
Samsung Engineering Co. Ltd.	KRW	522	74,542	0.76
Samsung Heavy Industries Co. Ltd.	KRW	2,940	103,271	1.06
SK Hynix, Inc.	KRW	2,420	54,226	0.56
			1,286,724	13.17

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan (Cost $798,107)
Catcher Technology Co. Ltd.	TWD	29,000	$129,646	1.33
Delta Electronics, Inc.	TWD	7,610	27,578	0.28
Formosa Plastics Corp.	TWD	17,000	46,175	0.47
Hon Hai Precision Industry Co. Ltd.	TWD	53,327	152,433	1.56
Innolux Corp.	TWD	77,000	40,030	0.41
MediaTek, Inc.	TWD	15,000	164,090	1.68
Simplo Technology Co. Ltd.	TWD	2,000	9,314	0.10
Taiwan Fertilizer Co. Ltd.	TWD	12,000	29,750	0.30
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	67,251	231,181	2.37
United Microelectronics Corp.	TWD	121,000	47,127	0.48
Wan Hai Lines Ltd.	TWD	34,000	18,539	0.19
			895,863	9.17
Thailand (Cost $201,073)
Banpu PCL (Registered)	THB	2,700	35,131	0.36
Charoen Pokphand Foods PCL (Registered)	THB	37,800	45,000	0.46
PTT Exploration & Production PCL (Registered)	THB	13,486	75,073	0.77
Siam Cement PCL (Registered)	THB	3,200	49,792	0.51
			204,996	2.10
Turkey (Cost $89,175)
Turk Hava Yollari AO	TRY	24,269	90,245	0.92
Turkiye Halk Bankasi A/S	TRY	5,582	55,225	0.57
			145,470	1.49
Total Common Stock (Cost $8,007,571)			8,596,990	88.01

Preferred Stock

Brazil (Cost $301,192)
Cia Energetica de Minas Gerais ADR		2,993	32,863	0.34
Itau Unibanco Holding S.A. ADR		9,717	167,424	1.71
Usinas Siderurgicas de Minas Gerais S.A., Class A	BRL	16,700	86,714	0.89
			287,001	2.94
South Korea (Cost $284,774)
Samsung Electronics Co. Ltd. GDR(2)		1,056	411,945	4.22
			411,945	4.22
Total Preferred Stock (Cost $585,966)			698,946	7.16

Equity-Linked Securities

India (Cost $232,844)
Axis Bank Ltd., Issued by Merrill Lynch International & Co.(2)		3,219	91,033	0.93
Bajaj Auto Ltd., Issued by JP Morgan Structured Pro		1,612	61,191	0.63
Jaiprakash Associates Ltd., Issued by Merrill Lynch International & Co.(2)		41,272	67,468	0.69

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
India - (continued)
Maruti Suzuki India Ltd., Issued by Merrill Lynch International		2,174	$64,644	0.66
			284,336	2.91
Total Equity-Linked Securities (Cost $232,844)			284,336	2.91

Total Investments (Total Cost $8,826,381)			9,580,272	98.08

Other Assets Less Liabilities			187,434	1.92

Net Assets			$9,767,706	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At January 31, 2013, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	18.2%
Consumer Staples	3.0
Energy	12.3
Financials	26.7
Industrials	6.8
Information Technology	16.9
Materials	12.1
Telecommunication Services	1.1
Utilities	1.0

Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities.This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of January 31, 2013.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$973,387	$—	$—	$973,387
Chile	17,674	—	—	17,674
China	2,414,353	—	—	2,414,353
Hungary	55,654	—	—	55,654
India	295,181	—	—	295,181
Indonesia	254,969	—	—	254,969
Malaysia	219,625	—	—	219,625
Mexico	476,925	—	—	476,925
Peru	7,803	—	—	7,803
Philippines	27,285	—	—	27,285
Russian Federation	1,087,144	—	—	1,087,144
South Africa	233,937	—	—	233,937
South Korea	1,286,724	—	—	1,286,724
Taiwan	895,863	—	—	895,863
Thailand	204,996	—	—	204,996
Turkey	145,470	—	—	145,470
Preferred Stocks
Brazil	287,001	—	—	287,001
South Korea	411,945	—	—	411,945
Equity - Linked Securities
India	—	284,336	—	284,336

Total Investments	$9,295,936	$284,336	$—	$9,580,272

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

At January 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$8,931,947

Gross tax appreciation of investments	$1,121,935
Gross tax depreciation of investments	(473,610)

Net tax appreciation of investments	$648,325

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $1,802,859)
Cia de Locacao das Americas	BRL	34,491	$207,845	0.75
Estacio Participacoes S.A.	BRL	14,200	314,470	1.13
Even Construtora e Incorporadora S.A.	BRL	109,100	535,269	1.93
Iochpe-Maxion S.A.	BRL	41,500	543,927	1.96
Mahle-Metal Leve S.A. Industria e Comercio	BRL	13,800	186,763	0.67
Sonae Sierra Brasil S.A.	BRL	9,100	139,606	0.50
Tegma Gestao Logistica	BRL	8,400	143,420	0.52
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	BRL	6,500	138,562	0.50
			2,209,862	7.96
Chile (Cost $84,452)
Cia Sud Americana de Vapores S.A.	CLP	794,579	86,960	0.31
			86,960	0.31
China (Cost $5,941,332)
3SBio, Inc. ADR		12,661	168,391	0.61
China Automation Group Ltd.	HKD	1,088,000	291,802	1.05
China Lodging Group Ltd. ADR		2,338	42,458	0.15
Chinasoft International Ltd.	HKD	1,140,000	276,349	1.00
Ctrip.com International Ltd. ADR		28,772	569,973	2.05
GOME Electrical Appliances Holding Ltd.	HKD	1,146,000	137,424	0.50
Goodbaby International Holdings Ltd.	HKD	359,000	184,698	0.67
Greatview Aseptic Packaging Co. Ltd.	HKD	995,000	602,999	2.17
Hengdeli Holdings Ltd.	HKD	1,080,000	378,781	1.37
Hollysys Automation Technologies Ltd.		49,126	647,481	2.33
Intime Department Store Group Co. Ltd.	HKD	269,000	353,792	1.27
Ju Teng International Holdings Ltd.	HKD	582,000	279,165	1.01
MIE Holdings Corp.	HKD	1,006,000	295,753	1.07
Minth Group Ltd.	HKD	272,000	368,260	1.33
Shenzhou International Group Holdings Ltd.	HKD	144,000	349,816	1.26
SouFun Holdings Ltd. ADR		29,363	758,153	2.73
Spreadtrum Communications, Inc. ADR		25,405	393,778	1.42
Trinity Ltd.	HKD	442,000	272,994	0.98
WuXi PharmaTech Cayman, Inc. ADR		26,987	436,650	1.57
			6,808,717	24.54
Colombia (Cost $148,011)
Pacific Rubiales Energy Corp.	CAD	5,987	139,681	0.50
			139,681	0.50
Egypt (Cost $259,142)
Ezz Steel	EGP	185,554	275,767	0.99
			275,767	0.99
Indonesia (Cost $1,170,810)
Berlian Laju Tanker Tbk PT	IDR	4,428,000	66,829	0.24
Bumi Serpong Damai PT	IDR	2,250,430	323,471	1.16
Erajaya Swasembada Tbk PT	IDR	490,000	140,862	0.51
Gajah Tunggal Tbk PT	IDR	673,000	155,467	0.56
Perusahaan Perkebunan London Sumatra	IDR	785,000	177,310	0.64
Indonesia Tbk PT
Timah Persero Tbk PT	IDR	1,812,000	306,961	1.11
			1,170,900	4.22
Malaysia (Cost $739,525)
DRB-Hicom Bhd.	MYR	486,500	402,415	1.45

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Malaysia - (continued)
Wah Seong Corp. Bhd.	MYR	550,200	$292,189	1.05
			694,604	2.50
Mexico (Cost $1,819,122)
Corp. GEO S.A.B. de C.V., Series B	MXN	392,200	458,378	1.65
Desarrolladora Homex S.A.B. de C.V. ADR		38,004	554,479	2.00
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	MXN	104,400	348,558	1.26
Grupo Industrial Saltillo S.A.B. de C.V.	MXN	175,600	420,542	1.52
Grupo KUO S.A.B. de C.V., Series B	MXN	98,494	259,121	0.93
			2,041,078	7.36
Nigeria (Cost $150,177)
Zenith Bank PLC	NGN	1,400,246	182,660	0.66
			182,660	0.66
Peru (Cost $521,432)
Grana y Montero S.A.	PEN	145,793	612,054	2.21
			612,054	2.21
Philippines (Cost $908,301)
Atlas Consolidated Mining & Development	PHP	413,100	223,379	0.80
Filinvest Land, Inc.	PHP	6,623,000	283,250	1.02
Megaworld Corp.	PHP	5,223,000	432,629	1.56
Oriental Peninsula Resources Group, Inc.	PHP	2,065,000	169,017	0.61
			1,108,275	3.99
South Africa (Cost $184,964)
JD Group Ltd.	ZAR	20,753	95,263	0.34
Wilson Bayly Holmes-Ovcon Ltd.	ZAR	7,002	121,332	0.44
			216,595	0.78
South Korea (Cost $4,402,632)
Basic House (The) Co. Ltd.	KRW	13,380	183,082	0.66
Hana Tour Service, Inc.	KRW	9,834	635,777	2.29
Hotel Shilla Co. Ltd.	KRW	10,100	425,268	1.53
Hyundai Department Store Co. Ltd.	KRW	3,687	546,824	1.97
Hyundai Home Shopping Network Corp.	KRW	2,206	279,567	1.01
Korean Reinsurance Co.	KRW	72,290	760,126	2.74
LG Fashion Corp.	KRW	24,650	642,891	2.32
LIG Insurance Co. Ltd.	KRW	5,930	139,139	0.50
Modetour Network, Inc.	KRW	10,058	290,954	1.05
Nexen Tire Corp.	KRW	34,131	396,499	1.43
Osstem Implant Co. Ltd.	KRW	9,235	292,589	1.05
			4,592,716	16.55
Taiwan (Cost $3,353,337)
Catcher Technology Co. Ltd.	TWD	185,000	827,054	2.98
Chicony Electronics Co. Ltd.	TWD	31,000	85,987	0.31
China Life Insurance Co. Ltd.	TWD	439,088	434,233	1.56
Hung Poo Real Estate Development Corp.	TWD	268,000	274,567	0.99
Kinsus Interconnect Technology Corp.	TWD	60,000	188,170	0.68
Novatek Microelectronics Corp.	TWD	13,000	51,733	0.19
Shin Zu Shing Co. Ltd.	TWD	166,000	504,862	1.82
Simplo Technology Co. Ltd.	TWD	56,000	260,783	0.94
Tainan Spinning Co. Ltd.	TWD	631,000	302,394	1.09
TXC Corp.	TWD	183,000	295,016	1.06
			3,224,799	11.62
Thailand (Cost $593,120)
Amata Corp. PCL (Registered)	THB	788,100	539,143	1.94
Jasmine International PCL (Registered)	THB	675,900	135,996	0.49
			675,139	2.43

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Turkey (Cost $317,210)
Turkiye Sinai Kalkinma Bankasi AS	TRY	275,490	$355,572	1.28
			355,572	1.28
Total Common Stock (Cost $22,396,426)			24,395,379	87.90

Preferred Stock

Brazil (Cost $814,765)
Banco ABC Brasil S.A.	BRL	120,593	880,519	3.18
Randon Participacoes S.A.	BRL	22,700	133,942	0.48
			1,014,461	3.66
Chile (Cost $196,205)
Coca-Cola Embonor S.A., Class B	CLP	71,198	212,023	0.76
			212,023	0.76
Total Preferred Stock (Cost $1,010,970)			1,226,484	4.42

Right

Brazil (Cost $34,197)
Banco ABC Brasil S.A.	BRL	2,987	5,850	0.02
			5,850	0.02
Total Right (Cost $34,197)			5,850	0.02

Equity-Linked Securities

India (Cost $1,455,153)
Dewan Housing Finance Corp. Ltd., Issued by Citigroup Global Markets		76,226	297,223	1.07
Hexaware Technologies Ltd., Issued by Merrill Lynch International & Co.		147,201	218,211	0.79
HT Media Ltd., Issued by Citigroup Global Markets		115,159	225,366	0.81
India Cements Ltd., Issued by Merrill Lynch International & Co.		108,416	175,688	0.63
Indian Bank, Issued by Merrill Lynch International & Co.		103,221	390,289	1.41
			1,306,777	4.71
Saudi Arabia (Cost $130,830)
Fawaz Abdulaziz Alhokair & Co., Issued by Royal Bank of Scotland PLC		5,000	147,650	0.53
			147,650	0.53
United Arab Emirates (Cost $144,150)
Sorouh Real Estate Co., Issued by Merrill Lynch International & Co.		300,000	144,000	0.52
			144,000	0.52

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
United States (Cost $342,199)
PI Industries Ltd., Issued by Citigroup Global Markets		29,906	$346,281	1.25
			346,281	1.25
Total Equity-Linked Securities (Cost $2,072,332)			1,944,708	7.01

Total Investments (Total Cost $25,513,925)			27,572,421	99.35

Other Assets Less Liabilities			179,899	0.65

Net Assets			$27,752,320	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

At January 31, 2013, the Ashmore Emerging Markets Small-Cap Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2013	Brown Bros Harriman New York	United States Dollar	8,388	South African Rand	76,572	$(168)
02/05/2013	Brown Bros Harriman New York	United States Dollar	3,467	South African Rand	31,370	(38)

Total						$(206)

At January 31, 2013, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	34.0%
Consumer Staples	1.4
Energy	2.6
Financials	20.4
Health Care	3.2
Industrials	13.8
Information Technology	15.9
Materials	7.6
Telecommunication Services	0.5

Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund investments and other financial instruments, which are carried at fair value, as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$2,209,862	$—	$—	$2,209,862
Chile	86,960	—	—	86,960
China	6,808,717	—	—	6,808,717
Colombia	139,681	—	—	139,681
Egypt	275,767	—	—	275,767
Indonesia	1,104,071	—	66,829	1,170,900
Malaysia	694,604	—	—	694,604
Mexico	2,041,078	—	—	2,041,078
Nigeria	182,660	—	—	182,660
Peru	612,054	—	—	612,054
Philippines	1,108,275	—	—	1,108,275
South Africa	216,595	—	—	216,595
South Korea	4,592,716	—	—	4,592,716
Taiwan	3,224,799	—	—	3,224,799
Thailand	675,139	—	—	675,139
Turkey	355,572	—	—	355,572
Preferred Stocks
Brazil	1,014,461	—	—	1,014,461
Chile	212,023	—	—	212,023
Right
Brazil	—	—	5,850	5,850
Equity - Linked Securities
India	—	1,306,777	—	1,306,777
Saudi Arabia	—	147,650	—	147,650
United Arab Emirates	—	144,000	—	144,000
United States	346,281	—	—	346,281

Total Investments	$25,901,315	$1,598,427	$72,679	$27,572,421

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	—	$(206)	$—	$(206)

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2013 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2013:

Category and Subcategory	Beginning Balance at 10/31/2012	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 1/31/2013
Investments, at value
Common Stock	$67,760	$—	$—	$—	$—	$(931)	$—	$—	$66,829
Right	—	34,197	—	—	—	(28,347)	—	—	5,850

Total	$67,760	$34,197	$—	$—	$—	$(29,278)	$—	$—	$72,679

	Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at 1/31/2013	Valuation Techniques	Unobservable Input	Range (Actual)
Common Stock	$66,829	Discount from last traded price	Discount Percentage (a)	0% -100% (25%)
Right	5,850	Discount from last traded price	Discount Percentage (a)	0% -100% (0%)

(a)	Represents discount to last publicly reported closing price on applicable market.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

At January 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$25,546,539

Gross tax appreciation of investments	$3,022,879
Gross tax depreciation of investments	(996,997)

Net tax appreciation of investments	$2,025,882

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	April 1, 2013

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	April 1, 2013